File No. 2-26125

                           As filed on ^ July 10, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933      X
                                                                             ---
                 Pre-Effective Amendment No. ----------
                 Post-Effective Amendment No.   ^ 48                          X
                                                                             ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
                 Amendment No.    ^ 22                                        X
                               -----------                                   ---


                      INVESCO CAPITAL APPRECIATION FUNDS, INC.

                 (Exact Name of Registrant as Specified in Charter)

                    7800 E. Union Avenue, Denver, Colorado  80237
                      (Address of Principal Executive Offices)

                    P.O. Box 173706, Denver, Colorado  80217-3706
                                (Mailing Address)

         Registrant's Telephone Number, including Area Code:  (303) 930-6300

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                 -------------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                              Weitzen Shalov & Wein
                                 114 W. 47th St.
                            New York, New York 10036
                                 -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
---  immediately  upon filing  pursuant to paragraph (b)
---  on  ----------------, pursuant to  paragraph (b)
---  60 days after  filing pursuant to paragraph (a)(1)
---  on -----------------, pursuant to paragraph (a)(1)
 X   75 days after  filing pursuant to paragraph (a)(2)
---
---  on -----------------, pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended April 30, ^ 1998, will be filed on or about ^ July 20, 1998.

                                  Page 1 of 470
                       Exhibit index is located at page 108

                                      NOTE


This Post-Effective Amendment (Form N-1A) is being filed to add the INVESCO Aggressive Growth ^ Fund to the Registrant, INVESCO Capital Appreciation Funds, Inc. and does not affect the other two series of the Registrant: INVESCO Dynamics Fund and INVESCO Growth & Income Fund.

                    INVESCO CAPITAL APPRECIATION FUNDS, INC.
                          -----------------------------

                              CROSS-REFERENCE SHEET

Form N-1A
Item                                  Caption
---------

Part A                                Prospectus

      1.......................        Cover Page

      2.......................        Annual Fund Expenses; Essential
                                      Information

      3.......................        Fund Price and Performance

      4.......................        Investment Objective and Strategy;
                                      Investment Policies and Risks; The
                                      Fund and Its Management

      5.......................        The Fund and Its Management

      5A......................        Not Applicable

      6.......................        Fund Services; Taxes, Dividends and
                                      Capital Gain Distributions;
                                      Additional Information

      7.......................        How to Buy Shares; Fund Price and
                                      Performance; Fund Services; The
                                      Fund and Its Management

      8.......................        Fund Services; How to Sell Shares

      9.......................        Not Applicable

Part B                                Statement of Additional Information

      10.......................       Cover Page

      11.......................       Table of Contents

      12.......................       The Funds and Their Management

Form N-1A
Item                                  Caption
---------

      13.......................       Investment Practices; Investment
                                      Policies and Restrictions

      14.......................       The Funds and Their Management

      15.......................       The Funds and Their Management;
                                      Additional Information

      16.......................       The Funds and Their Management;
                                      Additional Information

      17.......................       Investment Practices; Investment
                                      Policies and Restrictions

      18.......................       Additional Information

      19.......................       How Shares Can Be Purchased; How
                                      Shares Are Valued; Services
                                      Provided by the Fund; Tax-Deferred
                                      Retirement Plans; How to Redeem
                                      Shares


      20.......................       Dividends, Capital ^ Gains
                                      Distributions and Taxes


      21.......................       How Shares Can Be Purchased

      22.......................       Performance Data

      23.......................       Additional Information

Part C                                Other Information

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
September ---, 1998

                        INVESCO [Aggressive Growth] FUND

      INVESCO [Aggressive Growth] Fund (the "Fund") is actively managed to seek long-term capital appreciation through aggressive investment policies. The Fund invests primarily in common stocks of issuers of all sizes. The Fund does have the flexibility to invest in other types of securities.

      The Fund is a series of INVESCO Capital Appreciation Funds, Inc. (the "Company"), an open-end management investment company consisting of three separate funds, each of which represents a separate portfolio of investments. This Prospectus relates to shares of the INVESCO [Aggressive Growth] Fund. Separate Prospectuses are available upon request from INVESCO Distributors, Inc. ("IDI") for the Company's other funds, INVESCO Dynamics Fund and INVESCO Growth & Income Fund. Investors may purchase any or all of the funds. Additional funds may be offered in the future.

      This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information containing further information about the Fund, dated September ---, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. To obtain a free copy, write to IDI, P.O. Box 173706, Denver, Colorado 80217-3706; call 1-800-525-8085; or visit our web site at
http://www.invesco.com.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

TABLE OF CONTENTS

                                                                            Page


ESSENTIAL INFORMATION..........................................................7

ANNUAL FUND EXPENSES...........................................................8

INVESTMENT OBJECTIVE AND STRATEGY..............................................9

INVESTMENT POLICIES AND RISKS.................................................10

THE FUND AND ITS MANAGEMENT...................................................14

FUND PRICE AND PERFORMANCE....................................................16

HOW TO BUY SHARES.............................................................16

FUND SERVICES.................................................................22

HOW TO SELL SHARES............................................................23

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS...............................25

ADDITIONAL INFORMATION........................................................26

ESSENTIAL INFORMATION

      Investment Goal And Strategy. The INVESCO [Aggressive Growth] Fund is a diversified open-end mutual fund that is actively managed to seek long-term capital appreciation through aggressive investment policies. It invests primarily in common stocks of issuers of all sizes, which may range from larger well-established issuers to small emerging growth companies. The Fund also has the flexibility to invest in other types of securities. There is no guarantee that the Fund will meet its objective. See "Investment Objective and Strategy."

      Designed For: Investors seeking long-term capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio. You also may wish to consider the Fund as part of a Uniform Gift/Transfer To Minors Act Account or systematic investing strategy. The Fund may be a suitable investment option for many types of retirement programs, including various Individual Retirement Accounts ("IRAs"), 401(k), Profit Sharing, Money Purchase Pension, and 403(b) plans.

      Time Horizon. Because the value of its holdings varies, the Fund's price per share will fluctuate. Investors should consider this a medium-to long-term investment.

      Risks. The Fund uses an aggressive investment strategy, which at times may include holdings in foreign securities and rapid portfolio turnover. The returns on foreign investments may be influenced by currency fluctuations and other risks of investing overseas. Rapid portfolio turnover may result in higher brokerage commissions and the acceleration of taxable capital gains. These policies make the Fund unsuitable for that portion of your savings dedicated to preservation of capital over the short-term. See "Investment Objective And Strategy" and "Investment Policies and Risks."

      Organization and Management. The Fund is a series of INVESCO Capital Appreciation Funds, Inc. (the "Company"), a diversified, managed, no-load mutual fund. The Fund is owned by its shareholders. It employs INVESCO Funds Group, Inc. ("IFG"), founded in 1932, to serve as investment adviser, administrator and transfer agent. INVESCO Distributors, Inc. ("IDI"), founded in 1997 as a wholly-owned subsidiary of IFG, is the Fund's distributor.

      The Fund's investments are selected by members of INVESCO's Growth Team, which is headed by Timothy J. Miller, C.F.A. See "The Fund And Its Management."

      IFG and IDI are subsidiaries of AMVESCAP PLC, an international investment management company that manages approximately [$192.2] billion in assets. AMVESCAP PLC is based in London with money managers located in Europe, North America and the Far East.

      This Fund offers all of the  following  services  at no charge:
      Telephone purchases
      Telephone exchanges
      Telephone redemptions
      Automatic reinvestment of distributions
      Regular investment plans, such as EasiVest (the Fund's automatic monthly investment program), Direct Payroll
      Purchase,  and Automatic Monthly Exchange
      Periodic withdrawal plans

See "How To Buy Shares" and "How To Sell Shares."

      Minimum Initial Investment: $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans.

      Minimum Subsequent  Investment:   $50  (Minimums  are  lower  for  certain
retirement plans.)

ANNUAL FUND EXPENSES

      The Fund is no-load; there are no fees to purchase, exchange or redeem shares. The Fund is authorized to pay a Rule 12b-1 distribution fee of one quarter of one percent of the Fund's average net assets each year. (See "How To Buy Shares -- Distribution Expenses.")

      Like any company, the Fund has operating expenses, such as portfolio management, accounting, shareholder servicing, maintenance of shareholder accounts, and other expenses. These expenses are paid from the Fund's assets. Lower expenses therefore benefit investors by increasing the Fund's total return. We calculate annual operating expenses as a percentage of the Fund's estimated average net assets for the current fiscal year. To keep expenses competitive, the adviser voluntarily reimburses the Fund for certain expenses in excess of [1.50%] of the Fund's average net assets.

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fee                                                        [0.75%]
12b-1 Fees                                                             0.25%
Other Expenses (after expense limitation)(1)                          [0.50%]
Total Fund Operating Expenses (after expense
      limitation)(1)                                                  [1.50%]

(1) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Fund did not begin a public offering of the shares until September ---, 1998. If necessary, certain Fund expenses will be absorbed voluntarily by IFG for at least the first fiscal year of the Fund's operations in order to ensure that expenses for the Fund will not exceed [1.50%] of the Fund's average net assets pursuant to an agreement among the Fund and IFG. If such voluntary expense limit were not in effect, the Fund's "Other Expenses" and "Total Fund Operating Expenses" for the fiscal year ending April 30, 1999 are estimated to be 1.18% and 2.18%, respectively, of the Fund's average net assets. Actual expenses are not provided because the Fund did not begin a public offering of its securities until September ---, 1998.

Example

      A shareholder would pay the following expenses on a $1,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

            1 Year      3 Years
            ------      -------
            $12.00      $37.00

      The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For more information on the Fund's expenses, see "The Fund and Its Management" and "How to Buy Shares Distribution Expenses."

      Because the Fund pays a distribution fee, investors who own Fund shares for a long period of time may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

INVESTMENT OBJECTIVE AND STRATEGY

      The Fund seeks long-term capital appreciation through aggressive investment policies. This investment objective is fundamental and may not be changed without the approval of the Fund's shareholders. Normally, the Fund seeks to achieve its objective through the aggressive investment of its assets primarily in common stocks of issuers of all sizes, which may range from larger, well-established issuers to smaller emerging growth companies. The Fund also has the flexibility to invest in other types of securities, including preferred stock, warrants, convertible securities and debt securities, when the adviser perceives an opportunity for capital growth or increased dividends from such securities. There is no guarantee that the Fund's investment objective will be met.

      The Fund's investment portfolio is actively managed. Because our strategy highlights many short-term factors -- current information about a company, investor interest, price movements of the company's securities and general market and monetary conditions -- securities may be bought and sold relatively frequently as their suitability for the Fund's portfolio changes. The Fund's portfolio turnover rate may be higher than many other mutual funds and may exceed 200%; this turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. The Statement of Additional Information includes an expanded discussion of the Fund's portfolio turnover rate, its brokerage practices and certain federal income tax matters.

      When we believe market or economic conditions are adverse, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in high-quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements, seeking to protect its assets until conditions stabilize.

INVESTMENT POLICIES AND RISKS

      The Fund seeks long term capital appreciation by investing primarily in common stocks of issuers of all sizes. The common stock in which the Fund invests may be issued by issuers ranging from established, well-capitalized
("large cap") companies to newly formed small capitalization ("small cap") companies. These securities may be traded on national, regional or foreign stock exchanges or in the over-the-counter market. Small cap companies frequently have limited operating histories, product lines and financial and managerial resources, and may face intense competitive pressures from larger companies. The market prices of small cap stocks may be more volatile than the stocks of larger companies because they typically trade in lower volumes and because small cap firms may be more vulnerable to changes in their earnings and prospects. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

      Investors generally should expect to see the Fund's share price vary with movements in the stock markets, changes in economic conditions and other factors. The Fund invests in many different companies in a variety of securities and industries; this diversification may help reduce the Fund's exposure to investment and market risks but cannot eliminate these risks.

      Small-Cap Stocks. The small-cap companies represented in the Fund's investment portfolio (particularly those trading "over-the-counter") may be in the early stages of development; have limited product lines, markets or financial resources; and/or lack management depth. These factors may lead to more intense competitive pressures on the companies, greater volatility in the companies' earnings, and increased illiquidity and erratic price movements for the securities of these companies, compared to larger-cap companies.

     Foreign Securities. Up to 25% of the Fund's total assets, measured at the time of purchase, may be invested directly in foreign equity and debt securities. Securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

      For U.S. investors, the returns on foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. When the U.S. dollar generally rises in relation to a foreign currency, returns for a U.S. investor on foreign securities denominated in that foreign currency may decrease. By contrast, in a period when the U.S. dollar generally declines, those returns may increase.

      Other aspects of international investing to consider include:

     -less publicly available information than is generally available about U.S. issuers;

     -differences in accounting, auditing and financial reporting standards;

     -generally higher commission rates on foreign portfolio transactions and longer settlement periods;

     -smaller trading volumes and generally lower liquidity of foreign stocks, which may cause greater price volatility; and

     -investment income on certain foreign securities may be subject to foreign withholding taxes, which may reduce dividend income or capital gains payable to shareholders.

      There is also the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, potential restrictions on the flow of international capital; and the possibility the Fund may experience difficulties in pursuing legal remedies and collecting judgments.

      ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

      Restricted and Rule 144A Securities. The Fund may invest up to 15% of its total net assets, measured at the time of purchase, in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon the nature of the market for such securities, they are not readily marketable. However, the Fund may purchase certain securities that are not registered for sale to the general public but that can be resold to institutional investors ("Rule 144A Securities"), if a liquid institutional trading market for the securities exists. The Fund's board of directors has delegated to Fund Management the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security held by the Fund is subsequently determined to be illiquid, the security may be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see "Investment Policies And Restrictions" in the Statement of Additional Information.

      Repurchase Agreements. The Fund may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. The Fund could incur costs or delays in seeking to sell the instrument if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards established by the Company's board of directors.

      Options, Futures and Other Financial Instruments. The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts, forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). For descriptions and other information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information. Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuation in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      The Fund's ability to use Financial Instruments may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

      Subject to the further limitations stated in the Statement of Additional Information, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities. With respect to foreign currency Financial Instruments, as a non-fundamental policy the Fund will only use these Financial Instruments if the Fund is authorized to invest in foreign securities. In addition, the Fund presently has a non-fundamental policy to utilize only exchange-traded Financial Instruments, other than forward currency contracts. This policy would not, however, prevent the Fund from investing in a security, such an indexed security, with an imbedded component, such as a cap or a floor.

      Delayed Delivery or When-Issued Purchases. Debt securities may at times be purchased or sold by the Fund with settlement taking place in the future. The Fund may commit to invest up to 10% of its net assets in when-issued debt securities. The payment obligation and the interest rate that will be received on the securities generally are fixed at the time the Fund enters into the commitment. When the Fund purchases a security on a when-issued or delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Between the date of purchase and the settlement date, the value of a when-issued the security is subject to market fluctuations, and no interest is payable to the Fund prior to the settlement date.

      Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

      Securities Lending. The Fund may seek to earn additional income by lending securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. For further information on this policy, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      For a further discussion of risks associated with an investment in the Fund, see "Investment Policies and Restrictions" and "Investment Practices" in the Statement of Additional Information.

THE FUND AND ITS MANAGEMENT

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. It was incorporated as INVESCO Dynamics Fund, Inc. on February 17, 1967 under the laws of Colorado and was reorganized as a Maryland corporation on July 1, 1993. On July 3, 1997, the name of the Company was changed to INVESCO Capital Appreciation Funds, Inc.

      The Company's board of directors has responsibility for overall supervision of the Fund and reviews the services provided by the adviser. Under an agreement with the Company, IFG, 7800 E. Union Avenue, Denver, Colorado 80237, serves as the Fund's investment adviser; it is primarily responsible for providing the Fund with investment management and various administrative services.

      The Fund's investments are selected by members of INVESCO's Growth Team, which is headed by Timothy J. Miller, C.F.A. Mr. Miller will call upon portfolio managers from INVESCO's Growth Team for investment decisions based upon their expertise in the various market capitalization groupings.

      Timothy J. Miller, a Chartered Financial Analyst, has been the lead portfolio manager of the Fund since its inception. Mr. Miller is also the lead portfolio manager of INVESCO Dynamics Fund and INVESCO VIF - Dynamics Fund and co-manages INVESCO Small Company Growth Fund, INVESCO Growth Fund, INVESCO VIF - Growth Fund and INVESCO VIF - Small Company Growth Fund. Mr. Miller is also a senior vice president of INVESCO Funds Group, Inc. Mr. Miller was previously an analyst and portfolio manager with Mississippi Valley Advisors from 1979 to 1992. Mr. Miller received an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University.

      IFG permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires IFG personnel to conduct their personal investment activities in a manner that IFG believes is not detrimental to the Fund or IFG's other advisory clients. See the Statement of Additional Information for more detailed information.

      The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of [0.75%] of the Fund's average net assets.

      Under a Distribution Agreement effective September 30, 1997, IDI is the Fund's distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail funds advised by IFG.

     Under a Transfer Agency Agreement, IFG acts as registrar, transfer agent, and dividend disbursing agent for the Fund. The Fund pays an annual fee of $20.00 per shareholder account or, where applicable, per participant in an omnibus account per year. Registered broker-dealers, third party administrators of tax-qualified retirement plans and other entities, including affiliates of IFG, may provide equivalent services to the Fund. In these cases, IFG may pay, out of the fee it receives from the Fund, an annual sub-transfer agency or recordkeeping fee to the third party.

     In addition, under an Administrative Services Agreement, IFG handles additional administrative, recordkeeping, and internal sub- accounting services for the Fund.

     The management and custodial services provided to the Fund by IFG and the Funds' custodian, and the services provided to shareholders by IDI and IFG, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Funds' securities trades, their share pricing and their account services. The Funds and their service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with others' noncomplying computer systems.

     The Fund's expenses, which are accrued daily, are deducted from total income before dividends are paid. If necessary, certain Fund expenses will be absorbed voluntarily by IFG in order to ensure that the Fund's total operating expenses will not exceed [1.50%] of the Fund's average net assets.

     IFG places orders for the purchase and sale of portfolio securities with brokers and dealers based upon IFG's evaluation of such brokers' and dealers' financial responsibility coupled with their ability to effect transactions at the best available prices. As discussed under "How to Buy Shares - Distribution Expenses," the Fund may market its shares through intermediary brokers or dealers that have entered into Dealer Agreements with IDI, as the Fund's distributor. The Fund may place orders for portfolio transactions with qualified broker-dealers that recommend the Fund, or sell shares of the Fund, to clients, or act as agent in the purchase of Fund shares for clients, if IFG believes that the quality of the execution of the transaction and level of commission are comparable to those available from other qualified brokerage firms. For further information, see "Investment Practices - Placement of Portfolio Brokerage" in the Statement of Additional Information.

     IFG  and  IDI are  indirect  wholly-owned  subsidiaries  of  AMVESCAP  PLC.
AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3,

1997, and to AMVESCAP PLC on May 8, 1997, as a part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., that created one of the largest independent investment management businesses in the world. IFG continues to operate under its existing name. AMVESCAP has approximately [$192.2] billion in assets under management. IFG was established in 1932 and, as of April 30, 1998, managed 14 mutual funds, consisting of 49 separate portfolios, with combined assets of approximately $19.3 billion on behalf of 1,492,189 shareholders.

FUND PRICE AND PERFORMANCE

      Determining Price. The value of your investment in the Fund will vary daily. The price per share is also known as the Net Asset Value ("NAV"). IFG prices the Fund every day that the New York Stock Exchange is open, as of the close of regular trading (generally, 4:00 p.m., New York time). NAV is calculated by adding together the current market value of all of the Fund's assets, including accrued interest and dividends; subtracting liabilities, including accrued expenses; and dividing that dollar amount by the total number of Fund shares outstanding.

      Performance Data. To keep shareholders and potential investors informed, we will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $1,000 investment in the Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited.

      When we quote mutual fund rankings published by Lipper Analytical Services, Inc., we may compare the Fund to others in its category of Growth, as well as to the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials. For more information see "Fund Performance" in the Statement of Additional Information.

      Performance figures are based on historical earnings and are not intended to suggest future performance.

HOW TO BUY SHARES

      The following chart shows several convenient ways to invest in the Fund. Your new Fund shares will be priced at the NAV next determined after your order is received in proper form. There is no charge to invest, exchange, or redeem shares when you engage in transactions directly through IFG. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee. IFG may from time to time make payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund. For all new accounts, please send a completed application form. Please specify which INVESCO fund you wish to purchase.

      IFG reserves the right to increase, reduce or waive the minimum investment requirements in its sole discretion, where it determines this action is in the best interests of the Fund. Further, IFG reserves the right in its sole discretion to reject any order for the purchase of Fund shares (including purchases by exchange) when, in its judgment, such rejection is in the Fund's best interests.

      Exchange Policy. You may exchange your shares in this Fund for those in another INVESCO fund on the basis of their respective net asset values at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider their differences.

      Please note these policies regarding exchanges of fund shares:

      1)    The fund accounts must be identically registered.

      2) You may make up to four exchanges out of each fund during each calendar year.

      3) An exchange is the redemption of shares from one fund followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, your account is tax-deferred).

      4) In order to prevent abuse of this policy to the disadvantage of other shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange option of any shareholder who requests more than four exchanges in a year, or at any time the Fund determines the actions of the shareholder are detrimental to Fund performance and shareholders. The Fund will determine whether to do so based on a consideration of both the number of exchanges any particular shareholder, or group of shareholders, has requested and the time period over which those exchange requests have been made, together with the level of expense to the Fund which will result from effecting additional exchange requests. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors the means of speculation on short-term market movements. Notice of all such modifications or terminations will be given at least 60 days prior to the effective date of the change in policy, except in unusual circumstances (such as when redemptions of the exchanged shares are suspended under Section 22(e) of the Investment Company Act of 1940, or when sales ofthe fund into which you are exchanging are temporarily suspended).

                                HOW TO BUY SHARES
================================================================================

Method                      Investment Minimum         Please Remember
--------------------------------------------------------------------------------
By Check
MAIL to:                    $1,000 for regular         If your check does
INVESCO Funds               account;                   not clear, you will
Group, Inc.                 $250 for an IRA;           be responsible for
P.O. Box 173706             $50 minimum for            any related loss
Denver, CO 80217-           each subsequent            the Fund or IFG
3706.                       investment.                incurs. If you are
You may send your                                      already a
check by overnight                                     shareholder in the
courier to: 7800 E.                                    INVESCO funds, the
Union Ave., Denver,                                    Fund may seek
CO 80237.                                              reimbursement from
                                                       your existing
                                                       account(s) for any
                                                       loss incurred.
--------------------------------------------------------------------------------
By Telephone or
Wire
Call 1-800-525-8085         $1,000.                    Payment must be
to request your                                        received within 3
purchase. Then send                                    business days, or
your check by                                          the transaction may
overnight courier                                      be canceled. If a
to our street                                          purchase is
address:                                               canceled due to
7800 E. Union Ave.,                                    nonpayment, you
Denver, CO 80237.                                      will be responsible
Or you may transmit                                    for any related
your payment by                                        loss the Fund or
bank wire (call IFG                                    IFG incurs. If you
for instructions).                                     are already a
                                                       shareholder in the
                                                       INVESCO funds, the Fund
                                                       may seek reimbursement
                                                       from  your existing
                                                       account(s) for any  loss
                                                       incurred.

--------------------------------------------------------------------------------
With EasiVest or
Direct Payroll
Purchase
You may enroll on           $50 per month for          Like all regular
the fund                    EasiVest; $50 per          investment plans,
application, or             pay period for             neither EasiVest
call us for the             Direct Payroll             nor Direct Payroll
correct form and            Purchase. You may          Purchase ensures a
more details.               start or stop your         profit or protects
Investing the same          regular investment         against loss in a
amount on a monthly         plan at any time,          falling market.
basis allows you to         with two weeks'            Because you'll
buy more shares             notice to IFG.             invest continually,
when prices are low                                    regardless of
and fewer shares                                       varying price
when prices are                                        levels, consider
high.  This                                            your financial
"dollar-cost                                           ability to keep
averaging" may help                                    buying through low
offset market                                          price levels. And
fluctuations. Over                                     remember that you
a period of time,                                      will lose money if
your average cost                                      you redeem your
per share may be                                       shares when the
less than the                                          market value of all
actual average                                         of your shares is
price per share.                                       less than their
                                                       cost.

--------------------------------------------------------------------------------

By PAL
Your "Personal              $1,000.                    Be sure to write
Account Line" is                                       down the
available for                                          confirmation number
subsequent                                             provided by PAL.
purchases and                                          Payment must be
exchanges 24 hours                                     received within 3
a day. Simply call                                     business days, or
1-800-424-8085.                                        the transaction may
                                                       be canceled. If  a
                                                       purchase is cancelled due
                                                       to nonpayment, you will
                                                       be responsible for any
                                                       related loss the Fund or
                                                       IFG incurs.  If you are
                                                       already a shareholder  in
                                                       the INVESCO funds, the
                                                       Fund may seek
                                                       reimbursement from your
                                                       existing account(s) for
                                                       any loss incurred.
--------------------------------------------------------------------------------
By Exchange
Between this and            $1,000 to open a           See "Exchange
another of the              new account; $50           Policy," page 17.
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
Automatic Monthly           minimum is $250 for
Exchange service            exchanges requested
between two INVESCO         by telephone.)
funds; call IFG for
further details and
the correct form.
================================================================================

      Distribution Expenses. The Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under this Plan, monthly payments may be made by Fund to IDI to permit IDI, at its discretion, to engage in certain activities and provide certain services approved by the board of directors of the Company in connection with the distribution of Fund's shares to investors. These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG and IDI affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Funds.

      In addition, other permissible activities and services include advertising, the preparation, printing and distribution of sales literature, printing and distribution of prospectuses to prospective investors, public relations efforts and marketing programs to communicate with investors and prospective investors and such other services and promotional activities for the Fund as may from time to time be agreed upon by the Company and its board of directors. These services and activities may be conducted by the staff of IFG, IDI or their affiliates or by third parties.

      Under the Plan, the Fund's payments to IDI are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. IDI is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of IFG or IDI whose primary responsibilities involve marketing shares of the INVESCO Mutual Funds, including the Fund. Subject to review by the Fund's directors, such payments are based on an allocation formula designed to ensure that all such payments are appropriate.

      Payments made by the Fund may not be used to finance directly the distribution of shares of any other Fund of the Company or other mutual funds advised by IFG. However, payments received by IDI which are not used to finance the distribution of shares of the Fund become part of IDI's revenues and may be used by IDI for activities that promote distribution of any of the mutual funds advised by IFG. IDI may from time to time make additional payments from other revenue sources to securities dealers, financial advisers and financial institutions that provide distribution-related and/or administrative services to the Fund. In this connection, the Plan authorizes any financing of distribution which may result from IDI's use of its own resources, including profits from fees received from the Fund, provided that such fees are legitimate and not excessive.

      Payments by the Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided by IDI during the rolling 12-month period in which that month falls, although the period is expanded to 24 months for obligations incurred during the first 24 months of the Fund's operations. Any obligations incurred by IDI in excess of the limitations will not be paid by the Fund under the Plan, and will be borne by IDI. No further payments will be made by the Fund under the Plan in the event of its termination. For more information, see "How Shares Can Be Purchased
- Distribution Plan" in the Statement of Additional Information.

FUND SERVICES

      Shareholder Accounts. IFG will maintain a share account that reflects your current holdings. Share certificates will be issued only upon specific request. You will have greater flexibility to conduct transactions if you do not request certificates.

      Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and redemptions. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions will be confirmed on your quarterly Investment Summary.

      Investment Summaries. Each calendar quarter, shareholders receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of their INVESCO funds.

      Reinvestment of Distributions. Dividends and capital gain distributions are automatically invested in additional Fund shares at the NAV on the ex-dividend or ex-distribution date, unless you choose to have dividends and/or capital gain distributions automatically reinvested in another INVESCO fund or paid by check (minimum of $10.00).

      Telephone Transactions. All shareholders may exchange and redeem Fund shares by telephone, unless they expressly decline these privileges. By signing the new account Application, a Telephone Transaction Authorization Form, or otherwise using these privileges, the investor has agreed that, if the Fund has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, it will not be liable for following telephone instructions that it believes to be genuine. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions.

      Retirement Plans and IRAs. Fund shares may be purchased for IRAs and many types of tax-deferred retirement plans. IFG can supply you with information and forms to establish or transfer your existing plan or account.

HOW TO SELL SHARES

      The following chart shows several convenient ways to redeem your Fund shares. Shares of the Fund may be redeemed at any time at the current NAV next determined after a request in proper form is received at the Fund's office. The NAV at the time of the redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance.

      Please specify from which fund you wish to redeem shares. Shareholders have a separate account for each fund in which they invest.

      While the Fund will attempt to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

                               HOW TO SELL SHARES
================================================================================
Method                      Minimum Redemption         Please Remember
================================================================================
By Telephone
Call us toll-free           $250 (or, if less,         This option is not
at 1-800-525-8085.          full liquidation of        available for
                            the account) for a         shares held in
                            redemption check;          IRAs.
                            $1,000 for a wire
                            to bank of record.
                            The maximum  amount
                            which may be
                            redeemed by telephone
                            is  generally  $25,000.
                            These telephone redemption
                            privileges may be modified
                            or terminated in the future
                            at IFG's discretion.
--------------------------------------------------------------------------------
In Writing
Mail your request           Any amount. The            If the shares to be
to INVESCO Funds            redemption request         redeemed are
Group, Inc., P.O.           must be signed by          represented by
Box 173706,                 all registered             stock certificates,
Denver, CO 80217-           owners of the              the certificates
3706. You may also          account. Payment           must be sent to
send your request           will be mailed to          IFG.
by overnight                your address of
courier to 7800 E.          record, or to a
Union Ave., Denver,         designated bank.
CO 80237.

--------------------------------------------------------------------------------
By Exchange
Between this and            $1,000 to open a           See "Exchange
another of the              new account; $50           Policy," page 17.
INVESCO funds. Call         for written
1-800-525-8085 for          requests to
prospectuses of             purchase additional
other INVESCO               shares for an
funds. You may also         existing account.
establish an                (The exchange
automatic monthly           minimum is $250 for
exchange service            exchanges requested
between two INVESCO         by telephone.)
funds; call IFG for
further details and
the correct form.
--------------------------------------------------------------------------------
Periodic Withdrawal
Plan
You may call us to          $100 per payment on        You must have at
request the                 a monthly or               least $10,000 total
appropriate form            quarterly basis.           invested with the
and more                    The redemption             INVESCO funds, with
information at 1-           check may be made          at least $5,000 of
800-525-8085.               payable to any             that total invested
                            party you                  in the fund from
                            designate.                 which withdrawals
                                                       will be made.
--------------------------------------------------------------------------------
Payment To Third
Party
Mail your request           Any amount.                All registered
to INVESCO Funds                                       owners of the
Group, Inc.                                            account must sign
P.O. Box 173706                                        the request, with a
Denver, CO 80217-                                      signature guarantee
3706.                                                  from an eligible
                                                       guarantor financial
                                                       institution, such as a
                                                       commercial bank or a
                                                       recognized national or
                                                       regional securities firm.
================================================================================

      Payments of redemption proceeds will be mailed within seven days following receipt of the redemption request in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the New York Stock Exchange, or during an emergency as defined by the Securities and Exchange Commission. If your shares were purchased by a check which has not yet cleared, payment will be made promptly upon clearance of the purchase check (which will take up to 15 days).

      If you participate in EasiVest, the Fund's automatic monthly investment program, and redeem all of the shares in your account, we will terminate any further EasiVest purchases unless you instruct us otherwise.

      Because of the high relative costs of handling small accounts, should the value of any shareholder's account fall below $250 as a result of shareholder action, the Fund reserves the right to redeem all shares in such account, in which case the account would be liquidated and the proceeds forwarded to the shareholder. Prior to any such redemption, a shareholder will be notified and given 60 days to increase the value of the account to $250 or more.

TAXES, DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Taxes. The Fund intends to distribute to shareholders all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. Distribution of all net investment income to shareholders allows the Fund to maintain its tax status as a regulated investment company. The Fund does not expect to pay any federal income or excise taxes because of its tax status as a regulated investment company.

      Shareholders must include all dividends and other distributions in taxable income for federal, state and local income tax purposes, unless the INVESCO fund account generating the distribution is exempt from income taxes. Dividends and other distributions are taxable whether they are received in cash or automatically reinvested in shares of the Fund or another fund in the INVESCO group.

      Net realized capital gains of the Fund are classified as short-term and long-term gains depending upon how long the Fund held the security that gave rise to the gains. Short-term capital gains are included in income from dividends and interest as ordinary income and are taxed at the taxpayer's marginal tax rate. The Taxpayer Relief Act of 1997 (the "Tax Act"), enacted in August 1997, changed the taxation of long-term capital gains by applying different capital gains rates depending on the taxpayer's holding period and marginal rate of federal income tax. Long-term gains realized on the sale of securities held for more than one year but not for more than 18 months are taxable at a rate of 28%. This category of long-term gains is often referred to as "mid-term" gains but is technically termed "28% rate gains." Long-term gains realized on the sale of securities held for more than 18 months are taxable at a rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax adviser as to the effect of the Tax Act on distributions of net capital gains by the Fund.

     Shareholders may realize capital gains or losses when they sell their shares at more or less than the price originally paid. Capital gains on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the rates indicated above.

      The Fund may be subject to withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund.

      Individuals and certain other non-corporate shareholders may be subject to backup withholding of 31% on dividends, capital gains and other distributions and redemption proceeds. You can avoid backup withholding on your account by ensuring that we have a correct, certified tax identification number, unless you are subject to backup withholding for other reasons.

      We encourage you to consult a tax adviser with respect to these matters. For further information see "Dividends, Other Distributions And Taxes" in the Statement of Additional Information.

      Dividends and Other Distributions. The Fund earns net investment income in the form of interest and dividends on investments. Dividends paid by the Fund will be based solely on the income earned by it. The Fund's policy is to distribute substantially all of this income, less expenses, to shareholders on an annual basis, at the discretion of the Company's board of directors. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

      In addition, the Fund realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, together with gains, if any, realized on foreign currency transactions, are distributed to shareholders at least annually, usually in December. Capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value on the payable date unless otherwise requested.

      Dividends and other distributions are paid to shareholders who hold shares on the record date of the distribution, regardless of how long the shares have been held by the shareholder. The Fund's share price will then drop by the amount of the distribution on the ex-dividend or ex-distribution date. If a shareholder purchases shares immediately prior to the distribution, the shareholder will, in effect, have "bought" the distribution by paying the full purchase price, a portion of which is then returned in the form of a taxable distribution.

ADDITIONAL INFORMATION

     Voting Rights. All shares of the Company have equal voting rights based on one vote for each share owned and a corresponding fractional vote for each fractional share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Fund or as may be required by applicable law or the Company's Articles of Incorporation or Bylaws, the board of directors will call special meetings of shareholders. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company's funds. The Company will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

      Master/Feeder Option. As a matter of fundamental policy, the Company may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having substantially the same fundamental investment objective, policies and limitations. It is expected that any such investment company would be managed by IFG in substantially the same manner as the Fund. If permitted by applicable law, any such investment may be made in the sole discretion of the Company's board of directors without a vote of the Fund's shareholders. However, shareholders will be given at least 30 days prior notice of any such investment. Such an investment would be made only if the board of directors determines it to be in the best interests of the Fund and its shareholders based on potential cost savings, operational efficiencies or other factors. No assurance can be given that costs would be materially reduced if this option were implemented.

                                    INVESCO  [Aggressive  Growth] Fund
                                    A no-load mutual  fund   seeking
                                    long-term   capital  appreciation.



                               PROSPECTUS
                               September ---, 1998


INVESCO FUNDS

INVESCO Distributors, Inc.
Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:

Cherry Creek,
155-B Fillmore Street;
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

In addition, all documents
filed by the Company with the
Securities and Exchange
Commission  can  be
located  on a web  site
maintained  by the
Commission  at
http://www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION
^ September ---, 1998

                    INVESCO CAPITAL APPRECIATION FUNDS, INC.
                                       ^


Address:                                  Mailing Address:

7800 E. Union Avenue                      Post Office Box 173706
Denver, Colorado  80237                   Denver, Colorado  80217-3706


                                   Telephone:

                       In continental U.S., 1-800-525-8085

--------------------------------------------------------------------------------


      INVESCO Capital Appreciation Funds, Inc. (The "Company") is a diversified, no-load management investment company currently consisting of ^ three portfolios of investments, the INVESCO Dynamics Fund (the "Dynamics Fund"^), the INVESCO
Growth & Income Fund ("Growth & Income Fund") and the INVESCO [Aggressive Growth] Fund ("[Aggressive Growth] Fund") (collectively, the "Funds"). INVESCO Dynamics Fund seeks capital appreciation through aggressive investment policies. The Growth & Income Fund seeks high total return through a combination of capital appreciation and current income. The [Aggressive Growth] Fund seeks long-term capital appreciation through aggressive investment policies.


      The DYNAMICS FUND seeks to achieve its investment objective of providing its shareholders appreciation of capital through aggressive investment policies by investing its assets in a variety of securities which are believed to present possibilities for capital enhancement. The Dynamics Fund normally invests primarily in common stocks but may invest in other kinds of securities when determined appropriate by management. The Dynamics Fund should not be considered by investors seeking current income.

      The GROWTH AND INCOME FUND seeks to achieve its investment objectives of providing its shareholders appreciation of capital and current income by investing primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer growth of earnings and the payment of current dividends. The Growth & Income Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income.


      The [Aggressive Growth] Fund seeks to achieve its investment objective long-term capital appreciation through aggressive investment policies by investing primarily in common stocks of issuers of all sizes. The Fund also has the flexibility to invest in other types of securities.


      Additional funds may be offered in the future.


      A Prospectus for the Dynamics Fund dated July 3, 1997 ^, a Prospectus for the Growth & Income Fund dated June 30, 1998 and a Prospectus for the [Aggressive Growth] Fund dated September ---, 1998,which provide the basic information you should know before investing in the Funds, may be obtained without charge from INVESCO Distributors, Inc., Post Office Box 173706, Denver, Colorado 80217-3706. This Statement of Additional Information is not a Prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds, and should be read in conjunction with the Prospectuses.


Investment Adviser: INVESCO FUNDS GROUP, INC.

Distributor: INVESCO DISTRIBUTORS, INC.

                                TABLE OF CONTENTS

                                                                            Page


INVESTMENT POLICIES AND RESTRICTIONS..........................................32

THE FUNDS AND THEIR MANAGEMENT................................................58

HOW SHARES CAN BE PURCHASED...................................................70

HOW SHARES ARE VALUED.........................................................73

FUND PERFORMANCE..............................................................75

SERVICES PROVIDED BY THE FUNDS................................................76

TAX-DEFERRED RETIREMENT PLANS.................................................77

HOW TO REDEEM SHARES..........................................................78


DIVIDENDS, ^ CAPITAL GAINS DISTRIBUTIONS, AND TAXES...........................78


INVESTMENT PRACTICES..........................................................82

ADDITIONAL INFORMATION........................................................85

APPENDIX A....................................................................88

INVESTMENT POLICIES AND RESTRICTIONS

      As discussed in each Fund's Prospectus in the section entitled "Investment Objective and Policies," the Funds may invest in a variety of securities and employ a broad range of investment techniques in seeking to achieve their respective investment objectives. Such securities and techniques include the following:

Types of Equity Securities


      As described in the Prospectuses, equity securities which may be purchased by the Funds consist of common, preferred and convertible preferred stocks, and securities having equity characteristics such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those which determine the prices of common stocks and exhibit similar (although often more volatile) behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.


      Convertible securities which may be purchased by the Funds include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

      Convertible securities have an "investment value" which is the theoretical value determined by the yield they provide in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. They also have a "conversion value" which is their worth in market value if the securities were exchanged for their underlying equity securities. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, generally will yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.


      Debt Securities. ^ When we assess an issuer's ability to meet its interest rate obligations and repay its debt when due, we are referring to "credit risk." Debt obligations are rated based on their estimated credit risk by independent services such as Standard & Poor's, a division of ^ the McGraw-Hill Companies^ ("S&P"), or Moody's Investor Services, Inc. ("Moody's"). "Market risk" for debt securities principally refers to sensitivity to changes in interest rates. For instance, when interest rates go up, the market value of a previously issued bond generally declines; on the other hand, when interest rates go down, bond prices generally increase.

      The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it is. This is also true of most unrated securities. The Growth & Income Fund may invest in issues rated below investment grade quality (commonly called "junk bonds," and rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, are judged by the adviser to be of equivalent quality). Such securities held by the Growth and Income Fund generally will be subject to greater credit and market risks. These securities include issues which are of poorer quality and may have some speculative characteristics, according to the rating services. Investments in unrated securities may not exceed 25% of a Fund's total assets and such Fund may not invest more than 25% of its total assets in junk bonds. Never, under any circumstances, is the Growth & Income Fund permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by IFG to be of equivalent quality. Bonds rated CCC or Caa are predominantly speculative and may be in default or may have present elements of danger with respect to the repayment of principal or interest. While the adviser continuously monitors all of the debt securities in the Growth & Income Fund's portfolio for the issuer's ability to make required principal and interest payments and other quality factors, it may retain a bond whose rating is changed to one below the minimum rating required for purchase of the security. The Growth & Income Fund is not required to sell immediately debt securities that go into default, but may continue to hold such securities until such time as Fund Management determines it is in the best interests of the Fund to sell the securities.

      The Growth & Income Fund's investments in debt securities may include investments in zero coupon bonds, step-up bonds, mortgage-backed securities and asset-backed securities. Zero coupon bonds ("zeros") make no periodic interest payments. Instead, they are sold at a discount from their face value. The buyer of the zero receives the rate of return by the gradual appreciation in the price of the security, which is redeemed at face value at maturity. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. Being extremely responsive to changes in interest rates, the market prices of both zeros and step-up bonds may be more volatile than other bonds. The Growth & Income Fund may be required to distribute income recognized on these bonds, even though no cash interest payments may be received, which could reduce the amount of cash available for investment by the Growth & Income Fund.

      Mortgage-backed securities represent interests in pools of mortgages. Asset-backed securities generally represent interests in pools of consumer loans. Both usually are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns. For more information on debt securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

      Restricted/144A Securities. As discussed in the section of the ^ Funds' Prospectuses entitled "Investment Policies And Risks," the Fund may invest in restricted securities including restricted securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). (The Growth & Income Fund can invest in Rule 144A Securities only.)


      In recent years, a large institutional market has developed for Rule 144A Securities. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for Rule 144A Securities may provide both readily ascertainable values for Rule 144A Securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund could affect adversely the marketability of such security, and the Fund might be unable to dispose of such security promptly or at reasonable prices.


      Repurchase Agreements. As discussed in the section of each Fund's Prospectus entitled "Investment Policies And Risks," each Fund may invest in repurchase agreements with respect to debt instruments eligible for investment by a Fund with member banks of the Federal Reserve System, registered broker-dealers and registered U.S. government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held as collateral by the Funds' custodian bank until the repurchase agreement is completed.

      The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent ^, the Fund may experience costs and delays in realizing on the collateral. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that the risks can be minimized through careful monitoring procedures.

      Lending of Securities. As described in the section of each Fund's Prospectus entitled "Investment Policies And Risks," each Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, provided that such loans are callable at any time by the Fund and are at all times secured by collateral consisting of cash, letters of credit, or securities issued or guaranteed by the United States government or its agencies, or any combination thereof, equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving income from the borrower of the securities. Loans will be made only to firms deemed by the adviser or sub-adviser (under procedures established by the Company's board of directors) to be creditworthy and when the amount of interest income to be received justifies the inherent risks. A loan may be terminated by the borrower on one business day's notice, or by the Fund at any time. If at any time the borrower fails to maintain the required amount of collateral (at least 100% of the market value of the borrowed securities, plus accrued interest and dividends), the Fund will require the deposit of additional collateral not later than the business day following the day on which a collateral deficiency occurs or the collateral appears inadequate. If the deficiency is not remedied by the end of that period, the Fund will use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss during the loan period would inure to the Fund.


      Futures and Options on Futures (Dynamics and Growth & Income Funds Only). As described in the Fund's Prospectus, the Fund may enter into futures contracts, and purchase and sell ("write") options to buy or sell futures contracts. The Fund will comply with and adhere to all limitations in the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund, or the investment advisers thereto, from registration as a commodity pool operator. The Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options it has entered into. In the case of an option that is "in-the-money," as defined in the Commodity Exchange Act (the "CEA"), the in-the-money amount may be excluded in computing such 5%. (In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the CEA.


      Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix B ("Description of Futures, Options and Forward Contracts").

      Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contracts and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between underlying instruments and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the underlying instrument and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

      In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.


      Options on Futures Contracts (Dynamics and Growth & Income Funds Only). The Fund may buy and write options on futures contracts for hedging purposes; options are also included in the types of instruments sometimes known as derivatives. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option which the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

      The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be reflected fully in the value of the options bought.


Forward Foreign Currency Contracts (Dynamics and Growth & Income Funds Only).^ The Fund may enter into forward currency contracts, which are included in the types of instruments sometimes known as derivatives, to purchase or sell foreign currencies (i.e., non-U.S. currencies) as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security transaction, the Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received or during the time the Fund holds the foreign security. Hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Fund will not speculate in forward currency contracts. Although the Fund has not adopted any limitations on its ability to use forward contracts as a hedge against fluctuations in foreign exchange rates, the Fund does not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by its investment adviser or sub-adviser. The Fund will not enter into forward contracts for a term of more than one year.


^ Options, Futures and Other Financial Instruments and Their
Strategic Uses ([Aggressive Growth] Fund Only)

      General. As discussed in the Prospectus, Fund Management may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      Generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities. With respect to foreign currency Financial Instruments, as a non-fundamental policy the Fund will only use these Financial Instruments if the Fund is authorized to invest in foreign securities. In addition, the Fund presently has a non-fundamental policy to utilize only exchange-traded Financial Instruments, other than forward currency contracts. This policy would not, however, prevent the Fund from investing in a security, such as an indexed security, with an imbedded component, such as a cap or a floor.

      Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

      Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

      The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Capital Gains Distributions and Taxes."

      In addition to the instruments and strategies described below, Fund Management may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective[s] and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

      Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

      (1) If Fund Management employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. Financial Instruments may increase the volatility of the Fund. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

      (2) There might be imperfect correlation between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. This
            might be caused by certain kinds  of  trading   activity   that
            distorts   the  normal  price relationship  between the security
            being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                  The Fund  presently  has a  non-fundamental  policy to utilize only exchange-traded Financial Instruments, other than forward currency contracts. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

                  The direction of options and futures price  movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

      (3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Fund Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

      (4) The Fund's ability to close out a position in an exchange-traded Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market.

      (5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      Cover. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or in segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Options. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

      The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

      Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment.

      The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

      If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

      The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

      Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time it learns that it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

      If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

      Futures Contracts and Options on Futures Contracts. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

      The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

      In addition, futures strategies can be used to manage the duration and associated interest rate risk of the Fund's fixed-income portfolio. If Fund Management wishes to shorten the duration of the Fund's fixed-income portfolio, the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If Fund Management wishes to lengthen the duration of the Fund's fixed-income portfolio, the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

      At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin payments. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures used by the Fund may be closed only on an exchange or board of trade that provides a market. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

      To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

      Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Additionally, Fund Management may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

      Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. However, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

      Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

      Foreign Currency Hedging Strategies--Special Considerations. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

      The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which Fund Management believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

      The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

      Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      Forward Currency Contracts and Foreign Currency Deposits. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

      Such transactions may serve as long or anticipatory hedges; for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges; for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

      The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

      The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if Fund Management anticipates that there will be a positive correlation between the two currencies.

      The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

      As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as Fund Management anticipates. There is no assurance that Fund Management's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

      The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

      Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.

Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

      Turnover. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

      Swaps, Caps, Floors and Collars. The Fund is authorized to enter into swaps, caps, floors and collars. However, these instruments are not exchange-traded and the Fund presently has a non-fundamental policy to utilize only exchange-traded Financial Instruments.

      Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

Illiquid Investments ([Aggressive Growth] Fund Only)

      Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Investments currently considered to be illiquid include:
(1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) bank deposits, unless they are payable on demand or within seven days after demand; (4) non-government stripped fixed-rate mortgage-backed securities; (5) direct debt instruments; and

(6)  restricted   securities  not  determined  to  be  liquid  pursuant  to
guidelines established by the Fund's board of directors. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

      Investment Restrictions. As described in the section of the Prospectus entitled "Investment Policies And Risks," each Fund operates under certain investment restrictions. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

INVESCO Dynamics Fund

      The following restrictions are fundamental and may not be changed with respect to the INVESCO Dynamics Fund without prior approval of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under these restrictions, the Dynamics Fund may not:


      (1)   issue preference shares or create any funded debt;

      (2)   sell short or buy on margin;

      (3) borrow money (in the event the board of directors should authorize the borrowing of money for the purpose of exercising permissive leverage) unless immediately thereafter the Fund's total net assets equal at least 400% of all borrowings, except that the percentage may be less than 400% if reduced because of changes in the value of the Fund's investments, but it is required at all times to comply with the provisions of the Investment Company Act of 1940 and to maintain asset coverage of at least 300%. The Fund may borrow only from banks;

      (4) buy or sell real estate (however, the Fund may purchase securities of companies investing in real estate), commodities or commodity contracts;

      (5) invest in securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation;

      (6) invest in any company for the purpose of exercising control or management;

      (7) purchase the securities of any company if as a result of such purchase more than 10% of total assets would be invested in securities that are illiquid because of the legal or contractual restrictions on resale to which they are subject ("restricted securities"), or because there are no readily available market quotations for such securities, or enter into a repurchase agreement maturing in more than seven days, if as a result, such repurchase agreements, together with illiquid securities, would constitute more than 10% of total assets;

      (8)   purchase  securities  if the purchase  would cause the Fund,  at the time, to have more than 5% of its total assets invested in the securities of any one issuer or to own more than 10% of the voting securities of any one issuer (except obligations issued or guaranteed by the U.S.
            Government);

      (9)   engage in the underwriting of any securities;

      (10) make loans to any person, except through the purchase of debt securities in accordance with the Fund's investment policies, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of the Fund's total net assets (taken at current value). No more than 10% of the Fund's total net assets may be invested in repurchase agreements maturing in more than seven days;

      (11) purchase securities of any company in which any officer or director of the Fund or its investment adviser owns more than 1/2 of 1% of the outstanding securities, or in which all of the officers or directors of the Fund and its investment supervisor, as a group, own more than 5% of such securities; or

      (12) invest more than 25% of the value of the Fund's assets in one particular industry.

      In applying restriction (7) above, the Fund also includes illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund) among the securities subject to the 10% of total assets limit. The board of directors has delegated to the Fund's investment adviser the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Fund's 5% of total assets limitations on investing in securities that are not readily marketable, discussed below. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). However, Rule 144A Securities are still subject to the Fund's 10% of total assets limitation on investments in restricted securities (securities for which there are legal or contractual restrictions on resale).

      In applying restriction (12) above, the Fund uses a modified S&P industry code classification schema which uses various sources to classify.


INVESCO Growth & Income Fund

      The following restrictions are fundamental and may not be changed with respect to the Growth & Income Fund without the prior approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. Under these restrictions, the Growth & Income Fund will not:


      (1)   issue preference shares or create any funded debt;


      (2) sell short or buy on margin, except for the Fund's purchase or sale of options or futures, or writing, purchasing or selling puts or calls options;

      (3) borrow money in excess of ^ 33 1/3% of the value of its total assets and then only from banks, and when borrowing, it is a temporary measure for emergency purposes;

      ^(4)  invest in the securities of any other investment  company except for
            a  purchase   or   acquisition   in   accordance   with  a  plan  of
            reorganization, merger or consolidation;

      ^(5) with respect to 75% of its total assets, purchase securities if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in the securities of any one company or to own more than 10% of the voting securities of any one company (except obligations issued or guaranteed by the U.S. Government);

      ^(6) make loans to any person, except through the purchase of debt securities in accordance with the Fund's investment policies, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of the Fund's total assets (taken at current value). No more than 10% of the Fund's total assets may be invested in repurchase agreements maturing in more than seven days;

      (7) buy or sell commodities, commodity contracts or real estate (however, the Fund may purchase securities of companies investing in real estate). This restriction shall not prevent the Fund from purchasing or selling options on individual securities, security indexes, and currencies, or financial futures or options on financial futures, or undertaking forward foreign currency contracts.

      (8)^ invest in any company for the purpose of exercising control or management;

      ^(9)  buy other than readily marketable securities;

      ^(10) engage in the underwriting of any securities;

      ^(11) purchase securities of any company in which any officer or director of the Fund or its investment adviser owns more than 1/2 of 1% of the outstanding securities, or in which all of the officers and directors of the Fund and its investment adviser, as a group, own more than 5% of such securities;

      ^(12) invest more than 25% of the value of the Fund's total assets in one particular industry.

      ^ With respect to investment restriction (3) above, the Fund has no intention of borrowing money for other than temporary cash flow purposes in the foreseeable future unless unexpected developments make borrowing of money by the Fund under this fundamental investment restriction desirable in order to allow ^ the Fund to meet its obligation (e.g., processing redemptions in a timely manner).

      With respect to investment restriction ^(9) above, the board of directors has delegated to the Funds' investment adviser the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and whether or not such securities are subject to restriction (9) above. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

      In applying restriction ^(12) above, the Fund uses a modified S&P industry code classification schema which uses various sources to classify.

      The following non-fundamental investment restrictions have been adopted by the Fund. These investment restrictions may be changed by the directors at their discretion, without shareholder approval:

      (1) The Fund will not enter into any futures contracts, options on futures, puts and calls if immediately thereafter the aggregate margin deposits on all outstanding derivatives positions held by the Fund and premiums paid on outstanding positions, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund.

      (2) The Fund will not enter into any derivatives positions if the aggregate net amount of the Fund's commitments under outstanding derivatives positions of the Fund would exceed the market value of the total assets of the Fund.


INVESCO [Aggressive Growth] Fund

      The following restrictions are fundamental and may not be changed with respect to the INVESCO [Aggressive Growth] Fund without the prior approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. The INVESCO [Aggressive Growth] Fund will not:

      (1) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      (2) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      (3) underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities;

      (4) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investing) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

      (5) issue senior securities, except as permitted under the Investment Company Act of 1940;

      (6) lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      (7) purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

      (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

      (9) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or successor thereof with substantially the same fundamental investment objective, policies and limitations as the Fund.

      The Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

      In  addition,   INVESCO   [Aggressive   Growth]  Fund  has  the  following
non-fundamental policies, which may be changed without shareholder approval:

      (a) The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
            (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

      (b) The Fund may borrow money only from a bank or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)). The Fund will not purchase any security while borrowings represents more than 5% of its total assets are outstanding.

      (c) The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


THE FUNDS AND THEIR MANAGEMENT

      The Company. The Company was incorporated as INVESCO Dynamics Fund, Inc. on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for periods prior to July 1, 1993, relates to FDF. The name of the Company was changed to INVESCO Capital Appreciation Funds, Inc. on July 3, 1997.

      The Investment Adviser. INVESCO Funds Group, Inc., a Delaware corporation ("IFG"), is employed as the Company's investment adviser. IFG was established in 1932 and also serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

      The Investment Sub-Adviser. Prior to February 3, 1998, Institutional Trust Company ("ITC"), formerly INVESCO Trust Company, provided sub-advisory services to the Dynamics Fund. Effective February 3, 1998, ITC no longer provides sub-advisory service to this Fund and IFG provides such day-to-day portfolio management services as the investment adviser to the Dynamics Fund. This change in no way changes the basis upon which investment advice is provided to the Dynamics Fund, the cost of those services to this Fund or the persons actually performing the investment advisory and other services previously provided by ITC.


      The Distributor. Effective September 30, 1997 ^(upon inception, with respect to the Growth & Income Fund^ and the [Aggressive Growth] Fund), INVESCO Distributors, Inc. ("IDI") became the Funds' distributor. IDI, established in 1997, is a registered broker-dealer that acts as distributor for all retail mutual funds advised by IFG. Prior to September 30, 1997, IFG served as the Dynamics Fund's distributor.

      IFG and IDI are indirect wholly owned subsidiaries of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 and to AMVESCAP PLC on May 8, 1997, as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc. that created one of the largest independent investment management businesses in the world with approximately $192.2 billion in assets under management. IFG was established in 1932 and as of ^ April 30, 1998, managed 14 mutual funds, consisting of ^ 49 separate portfolios, on behalf of ^ 1,492,189 shareholders.


      AMVESCAP PLC's North American subsidiaries include the following:

     --Institutional Trust Company (formerly, INVESCO Trust Company) of Denver, Colorado, provides retirement account custodian and/or trust services for individual retirement accounts (IRAs) and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through IFG, complete transfer agency functions: correspondence, subaccounting, telephone communications and processing of distributions.

     --INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

     --INVESCO Management & Research, Inc. of Boston, Massachusetts, primarily manages pension and endowment accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

     --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.

     --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

     --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

      The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

      As indicated in the Funds' Prospectuses, IFG permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of IFG and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of IFG and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of IFG and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of the policy are administered by and subject to exceptions authorized by IFG.


      Investment Advisory Agreement. IFG serves as investment adviser to the Funds pursuant to an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company which was approved by the board of directors on November 6, 1996, by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or IFG at a meeting called for such purpose. Shareholders of the Dynamics Fund approved the Agreement on January 31, 1997 for an initial term expiring February 28, 1999. On May 13, 1998, this period was extended by the Company's board of directors to May 15, 1999. With respect to the Growth & Income Fund, the Agreement was approved by IFG on ^ May 13, 1998, for an initial term expiring ^ May 15, 1999. With respect to the [Aggressive Growth] Fund, the Agreement was approved by IFG on May 13, 1998, for an initial term expiring May 15, 1999. Thereafter, the Agreement may be continued from year to year as long as each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the ^ applicable Fund. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

      The Agreement provides that IFG shall manage the investment portfolios of the Funds in conformity with each Fund's investment policies (either directly or by delegation to a sub-adviser which may be a company affiliated with IFG). Further, IFG shall perform all administrative, internal accounting (including computation of net asset value), clerical, statistical, secretarial and all other services necessary or incidental to the administration of the affairs of the Funds excluding, however, those services that are the subject of separate agreement between the Company and IFG or any affiliate thereof, including the distribution and sale of each Fund's shares and provision of transfer agency, dividend disbursing agency, and registrar services, and services furnished under an Administrative Services Agreement with IFG discussed below. Services provided under the Agreement include, but are not limited to: supplying the Company with officers, clerical staff and other employees, if any, who are necessary in connection with the Funds' operations; furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts; conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by IFG's in-house legal and accounting staff (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds), except insofar as the assistance of independent accountants or attorneys is necessary or desirable; supplying basic telephone service and other utilities; and preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act. Expenses not assumed by IFG are borne by the Funds.


      As full compensation for its advisory services to the Company, IFG receives a monthly fee. With respect to the Dynamics Fund, the fee is calculated at the annual rate of 0.60% on the first $350 million of the Fund's average net assets; 0.55% on the next $350 million of the Fund's average net assets; and 0.50% on the Fund's average net assets in excess of $700 million. With respect to the Growth & Income Fund, the fee is calculated at the annual rate of ^ 0.75% of the Fund's average net assets. With respect to the [Aggressive Growth] Fund, the fee is calculated at the annual rate of [0.75%] of the Fund's average net assets.

      Administrative Services Agreement. IFG, either directly or through affiliated companies, also provides certain administrative, sub-accounting, and recordkeeping services to the ^ Funds pursuant to an Administrative Services Agreement dated February 28, 1997 (the "Administrative Agreement"). The Administrative Agreement was approved on November 6, 1996, by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or IFG at a meeting called for such purpose. The Administrative Agreement was for an initial term expiring February 28, 1998 and has been extended by action of the board of directors until May 15, 1999. The Administrative Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the directors who are not parties to the Administrative Agreement or interested persons (as defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Administrative Agreement may be terminated at any time without penalty by IFG on sixty (60) days' written notice, or by the Company upon thirty (30) days' written notice, and terminates automatically in the event of an assignment unless the Company's board of directors approves such assignment.

      The Administrative Agreement provides that IFG shall provide the following services to the Funds: (A) such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and (B) such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of IFG, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.


      As full compensation for services provided under the Administrative Agreement, each Fund pays a monthly fee to IFG consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of the applicable Fund. During the fiscal years ended April 30, 1997, 1996 and 1995, the Dynamics Fund paid IFG administrative services fees in the amount of $130,696, $97,509 and $60,466, respectively. The Growth & Income Fund did not pay IFG Administrative Services Fees as of April 30, 1997 as the Fund did not commence operations until June 30, 1998. The [Aggressive Growth] Fund did not pay IFG Administrative Services Fees as of April 30, 1997, as the Fund did not commence operations until September --, 1998.

      Transfer Agency Agreement. IFG also performs transfer agent, dividend disbursing agent, and registrar services for the ^ Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 which was approved by the board of directors of the Company, including a majority of the Company's directors who are not parties to the Transfer Agency Agreement or "interested persons" of any such party, on November 6, 1996, for an initial term expiring February 28, 1998 and has been extended by action of the board of directors until May 15, 1999. Thereafter the Transfer Agency Agreement may be continued from year to year with respect to a Fund as long as such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority of the outstanding shares of the Funds. Any such continuance also must be approved by a majority of the Company's directors who are not parties to the Transfer Agency Agreement or interested persons (as defined by the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.


      The Transfer Agency Agreement provides that the Funds shall pay to IFG an annual fee of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account ^. This fee is paid monthly at 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in existence at any time during each month. For the fiscal years ended April 30, 1997, 1996 and 1995, the Dynamics Fund paid IFG transfer agency fees of $1,964,970, $1,108,321 and $838,096 (prior to the voluntary absorption of certain Fund expenses by INVESCO), respectively. The Growth & Income Fund did not pay IFG transfer agency fees as of April 30, 1997 as the Fund did not commence operations until June 30, 1998. The [Aggressive Growth] Fund did not pay IFG transfer agency fees as of April 30, 1997, as the Fund did not commence operations until September 30, 1998.


      Officers and Directors of the Company. The overall direction and supervision of the Company is the responsibility of the board of directors, which has the primary duty of seeing that the general investment policies and programs of each of the Funds are carried out and that the Funds are properly administered. The officers of the Company, all of whom are officers and employees of, and paid by IFG, are responsible for the day-to-day administration of the Company and each of the Funds. The investment adviser for each Fund has the primary responsibility for making investment decisions on behalf of that Fund. These investment decisions are reviewed by the investment committee of IFG.

      All of the officers and directors of the Company hold comparable positions with INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., and INVESCO Variable Investment Funds, Inc. All of the directors of the Company also serve as trustees of INVESCO Value Trust. In addition, all of the directors of the Company, with the exception of Dan Hesser, are trustees of INVESCO Treasurer's Series Trust. All of the officers of the Company also hold comparable positions with INVESCO Value Trust. Set forth below is information with respect to each of the Company's officers and directors. Unless otherwise indicated, the address of the directors and officers is Post Office Box 173706, Denver, Colorado 80217-3706. Their affiliations represent their principal occupations during at least the past five years.

     CHARLES W. BRADY,*+ Chairman of the Board. Chief Executive Officer and Director of AMVESCAP PLC, London, England, and of various subsidiaries thereof; Chairman of the Board of INVESCO Treasurer's Series Trust. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: May 11, 1935.

     FRED A. DEERING,+# Vice Chairman of the Board. Vice Chairman of INVESCO Treasurer's Series Trust. Trustee of INVESCO Global Health Sciences Fund.
Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company, Urbaine Life Insurance Company and Midwestern United Life Insurance Company. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.


     DAN J. HESSER,+* President, CEO and Director. Chairman of the Board^ of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.^ President and Chief Operating Officer of INVESCO Global Health Sciences Fund. Born: December 27, 1939.



     VICTOR L. ANDREWS,** Director. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); since October 1984, Director of the Center for the Study of Regulated Industry of Georgia State University; formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT. Dr. Andrews is also a director of the Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: ^ 34 Seawatch Drive, Atlanta, Georgia. Born: June 23, 1930.


     BOB R. BAKER,+** Director. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Address: 1775 Sherman Street, #1000, Denver, Colorado. Born: August 7, 1936.

     LAWRENCE H. BUDNER,# Director. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Address: 7608 Glen Albens Circle, Dallas, Texas. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Director. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Address: 19 Kingsbridge Way, Madison, Connecticut. Born: August 1, 1923.

     WENDY L. GRAMM, Ph.D.,** Director. Self-employed (since 1993); Professor of Economics and Public Administration, University of Texas at Arlington. Formerly, Chairman, Commodity Futures Trading Commission from 1988 to 1993, administrator for Information and Regulatory Affairs at the Office of Management and Budget from 1985 to 1988, Executive Director of the Presidential Task Force on Regulatory Relief and Director of the Federal Trade Commission's Bureau of
Economics. Dr. Gramm is also a director of the Chicago Mercantile Exchange, Enron Corporation, IBP, Inc., State Farm Insurance Company, State Farm Life Insurance Company, Independent Women's Forum, International Republic Institute, and the Republican Women's Federal Forum. Dr. Gramm is also a member of the Board of Visitors, College of Business Administration, University of Iowa, and a member of the Board of Visitors, Center for Study of Public Choice, George Mason University. Address: 4201 Yuma Street, N.W., Washington, D.C. Born: January 10, 1945.


     HUBERT L. HARRIS, JR.,* Director. Chairman (since 1996) and President (January 1990 to May 1996) of INVESCO Services, Inc.; Chief Executive Officer of INVESCO Individual Services Group; Chairman of the Board of Trustees of INVESCO Global Health Sciences Fund. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology. Address: 1315 Peachtree Street, NE, Atlanta, Georgia. Born: July 15, 1943.


     KENNETH T. KING,# Director. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987.
Address:  4080 North Circulo  Manzanillo,  Tucson,  Arizona.  Born: November 16,
1925.


     JOHN W. MCINTYRE,# Director. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and Citizens and Southern National Bank. ^ Trustee of INVESCO Global Health Sciences Fund and Gables Residential Trust. Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.


     LARRY SOLL, Ph.D.,** Director. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp. Director of Synergen since its incorporation in 1982. Director of ISI Pharmaceuticals, Inc. Trustee of INVESCO Global Health Sciences Fund. Address: 345 Poorman Road, Boulder, Colorado. Born:
April 26, 1942.

     GLEN A. PAYNE, Secretary. Senior Vice President (since 1995), General Counsel and Secretary of INVESCO Funds Group, Inc. and INVESCO Trust Company (since 1989) and INVESCO Distributors, Inc. (since 1997); Vice President (May 1989 to April 1995), Secretary and General Counsel of INVESCO Funds Group, Inc.; formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May 1989). Born: September 25, 1947.

     RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO Funds Group, Inc. and INVESCO Trust Company (since 1988). Senior Vice President and Treasurer of INVESCO Distributors, Inc. (since 1997). Born: October 1, 1946.

     WILLIAM J. GALVIN, JR., Assistant Secretary. Senior Vice President of INVESCO Funds Group, Inc. (since 1995) and of INVESCO Distributors, Inc. (since
1997) and Trust Officer of INVESCO Trust Company since July 1995 and formerly (August 1992 to July 1995) Vice President of INVESCO Funds Group, Inc. and trust officer of INVESCO Trust Company. Formerly, Vice President of 440 Financial Group from June 1990 to August 1992 and Assistant Vice President of Putnam Companies from November 1986 to June 1990. Born: August 21, 1956.

     ALAN I. WATSON, Assistant Secretary. Vice President of INVESCO Funds Group, Inc. (since 1984) and Trust Officer of INVESCO Trust Company. Born: September 14, 1941.

     JUDY P. WIESE, Assistant Treasurer. Vice President of INVESCO Funds Group, Inc. (since 1984) and of INVESCO Distributors, Inc. (since 1997) and Trust Officer of INVESCO Trust Company. Born: February 3, 1948.

     #Member of the audit committee of the Company's board of directors.

     +Member of the executive committee of the Company's board of directors. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of Directors.

     *These directors are "interested persons" of the Company as defined in the Investment Company Act of 1940.

     **Member of the management liaison committee of the Company's board of directors.


      As of ^ July 7, 1998, officers and directors of the Company, as a group, beneficially owned less than 1% of the Company's outstanding shares and less than ^ 3% of each Fund's outstanding shares.


Director Compensation

The following table sets forth, for the fiscal year ended April 30, 1997: the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred

Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Company), INVESCO Advisor Funds, Inc., INVESCO Treasurer's Series Trust, and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1996. As of December 31, 1996, there were 49 funds in the INVESCO Complex. Dr. Soll became an independent director of the Company effective May 15, 1997, and is not included in the following chart. Dr. Gramm became an independent director of the Company effective July 29, 1997, and is not included in the following chart.

                                                                         Total
                                                                     Compensa-
                                           Benefits     Estimated    tion From
                             Aggregate      Accrued        Annual      INVESCO
Name of                      Compensa-      As Part      Benefits      Complex
Person,                      tion From   of Company      Upon Re-      Paid To
Position                      Company(1)  Expenses(2)   tirement(3) Directors(1)

Fred A. Deering,               $ 3,407      $ 1,634        $1,591     $ 98,850
Vice Chairman of
  the Board

Victor L. Andrews                3,089        1,544         1,841       84,350

Bob R. Baker                     3,245        1,378         2,468       84,850

Lawrence H. Budner               2,920        1,544         1,841       80,350

Daniel D. Chabris                3,245        1,762         1,309       84,850

A. D. Frazier, Jr.(4)            1,841            0             0       81,500

Kenneth T. King                  2,413        1,696         1,443       71,350

John W. McIntyre                 2,920            0             0       90,350
                               -------       ------         -----      -------

Total                          $23,080       $9,558        10,493     $676,450

% of Net Assets               0.0030%6     0.0013%5                   0.0044%6

     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent directors.

     (2)Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

     (3)These figures represent the Company's share of the estimated annual benefits payable by the INVESCO Complex (excluding INVESCO Global Health
Sciences Fund, which does not participate in any retirement plan) upon the directors' retirement, calculated using the current method of allocating director compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.

     (4)Effective February 28, 1997, Mr. Frazier resigned as a director of the Company. Effective November 1, 1996, Mr. Frazier was employed by AMVESCAP PLC, a company affiliated with INVESCO. Because it was possible that Mr. Frazier would be employed with AMVESCAP PLC, he was deemed to be an "interested person" of the Company and of the other funds in the INVESCO Complex effective May 1, 1996. Effective November 1, 1996, Mr. Frazier no longer received any director's fees or other compensation from the Company or other funds in the INVESCO Complex for his service as a director.

     (5)Totals as a percentage of the Company's net assets as of April 30, 1997.

     (6)Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1996.


     Messrs. Brady, Harris and Hesser, as "interested persons" of the Company, the Fund and the other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Complex for their service as directors.


      The boards of directors/trustees of the mutual funds managed by IFG and INVESCO Treasurer's Series Trust have adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the 1940 Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years) continuation of payment for one year (the "first year retirement benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his or her retirement (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to ^ 50% of the basic retainer and annualized board meeting fees. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or her or to his or her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his or her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the ^ retainer payments will be made to his or her beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the IFG and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. Although the Company is not making any payments to directors under the plan as of the date of this Statement of Additional Information, it has begun to accrue, as a current expense, a proportionate amount of the estimated future cost of these benefits. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO and Treasurer's Series Funds. The deferred amounts are being invested in the shares of all of the INVESCO and Treasurer's Series Funds. Each independent director is, therefore, an indirect owner of shares of each INVESCO and Treasurer's Series Fund.


      The Company has an audit committee that is comprised of five of the directors who are not interested persons of the Company. The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Company also has a management liaison committee which meets quarterly with various management personnel of INVESCO in order (a) to facilitate better understanding of management and operations of the Company, and (b) to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

HOW SHARES CAN BE PURCHASED

      The shares of each Fund are sold on a continuous basis at the net asset value per share of the Fund next calculated after receipt of a purchase order in good form. The net asset value per share for each Fund is computed separately for each Fund and is determined once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange, but may also be computed at other times. See "How Shares Are Valued."

      The Company has authorized one or more brokers to accept purchase orders on the Funds' behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Funds' behalf. The Funds will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. A purchase order will be priced at a Fund's Net Asset Value next calculated after the order has been accepted by an authorized broker or the broker's authorized designee.


      IDI acts as the Funds' ^ distributor under a distribution agreement with the Funds^ and bears all expense, including the costs of printing and distribution of prospectuses incident to direct sales and distribution of Fund shares on a no-load basis.

      Distribution Plan. As discussed under "How to Buy Shares -Distribution Expenses" in the Prospectus, the Company has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which was implemented on November 1, 1990. The Plan provides that each Fund may make monthly payments to ^ IDI of amounts computed at an annual rate no greater than 0.25% of the Fund's average net assets to permit ^ IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of each Fund's shares to investors. Payment by a Fund under the Plan, for any month, may be made to compensate ^ IDI for permissible activities engaged in and services provided by ^ IDI during the rolling 12-month period in which that month falls, although the period is extended to 24 months for obligations incurred during the first 24 months of a Fund's operations. For the fiscal year ended April 30, 1997, the Dynamics Fund made payments to IFG (the predecessor of IDI as the distributor of Dynamics Fund shares) under the Plan in the amount of $2,012,429. In addition, as of April 30, 1997, $153,027 of additional distribution accruals had been incurred by the Dynamics Fund and will be paid during the fiscal year ended April 30, 1998. As noted in the section of each Fund's Prospectus entitled "How to Buy Shares-Distribution Expenses," one type of expenditure is the payment of compensation to securities companies and other financial institutions and organizations, which may include ^ IDI-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by ^ IDI to broker-dealers who sell shares of the Funds and may be made to banks, savings and loan associations and other depository institutions.

Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, the Company does not believe that these limitations would affect the ability of such banks to enter into arrangements with ^ IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in a particular Fund. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by each Fund.

      For the fiscal year ended April 30, 1997, allocation of 12b-1 amounts paid by the Dynamics Fund for the following categories of expenses were: advertising--$406,171; sales literature, printing, and postage--$260,850; direct mail--$85,518; public relations/promotion--$28,948; compensation to securities dealers and other organizations--$950,063; and marketing personnel--$280,879. There were no allocations made with respect to the Growth & Income Fund and [Aggressive Growth] Fund as of April 30, 1997, as ^ those Funds did not commence operations until June 30, 1998 and September --, 1998, respectively.


      The nature and scope of services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new stockholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning each Fund, and assisting in other customer transactions with each Fund.


      The Plan was approved on April 21, 1993, at a meeting called for such purpose, by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ^("independent directors"). Pursuant to authorization granted by the public shareholders of FDF on May 24, 1993, FDF, as the initial shareholder of the Fund, approved the Plan on June 24, 1993 for an initial term expiring April 30, 1994. The Plan has been continued by action of the board of directors until May 15, 1999. With respect to the Dynamics Fund, the board of directors, on February 4, 1997, approved amending the Plan, effective January 1, 1997, to convert the Plan to a compensation type Rule 12b-1 plan. This amendment of the Plan did not result in increasing the amount of the Fund's payments thereunder. With respect to the Growth & Income Fund, the Plan ^ was approved by action of the board of directors of the Company for an initial period expiring May 15, 1999. With respect to the [Aggressive Growth] Fund, the Plan was approved by action of the board of directors of the Company for an initial period expiring May 15, 1999.

      The Plan provides that it shall continue in effect with respect to each Fund for so long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance. The Plan can also be terminated at any time with respect to any Fund, without penalty, if a majority of the ^ independent directors, or shareholders of such Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Funds, the investment climate for any particular Fund, general market conditions, and the volume of sales and redemptions of a ^ Fund's shares. The Plan may continue in effect and payments may be made under the Plan following any such temporary suspension or limitation of the offering of a Fund's shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares. So long as the Plan is in effect, the selection and nomination of persons to serve as ^ independent directors of the Company shall be committed to the ^ independent directors then in office at the time of such selection or nomination. The Plan may not be amended to increase materially the amount of a Fund's payments thereunder without approval of the shareholders of such Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the ^ independent directors. Under the agreement implementing the Plan, ^ IDI or the Funds, the latter by vote of a majority of the ^ independent directors or of the holders of a majority of any Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by any Fund under the Plan in the event of its termination as to that Fund.

      To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of each Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, each Fund's obligation to make payments to ^ IDI shall terminate automatically, in the event of such "assignment," in which event the Funds may continue to make payments, pursuant to the Plan, to ^ IDI or another organization only upon the approval of new arrangements, which may or may not be with ^ IDI, regarding the use of the amounts authorized to be paid by it under the Plan, by the directors, including a majority of the ^ independent directors, by a vote cast in person at a meeting called for such purpose.


      Information regarding the services rendered under the Plan and the amounts paid therefor by each Fund are provided to, and reviewed by, the directors on a quarterly basis. On an annual basis, the directors consider the continued appropriateness of the Plan at the level of compensation provided therein.

      The only  directors  or  interested  persons,  as that term is  defined in
Section 2(a)(19) of the 1940 Act, of the Company who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company listed herein under the section entitled "The Funds And Their Management-Officers and Directors of the Company," who are also officers either of ^ IDI or companies affiliated with ^ IDI. The benefits which the Company believes will be reasonably likely to flow to the Funds and their shareholders under the Plan include the following:


      (1) Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

      (2) The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes;

      (3) The positive effect which increased Fund assets will have on its revenues could allow IFG:

            (a) To have greater resources to make the financial commitments necessary to improve the quality and level of each Fund's shareholder services (in both systems and personnel),

            (b) To increase the number and type of mutual funds available to investors from IFG (and support them in their infancy), and thereby expand the investment choices available to all shareholders, and

            (c) To acquire and retain talented employees who desire to be associated with a growing organization; and

      (4) Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in the advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the plan.

HOW SHARES ARE VALUED

      As described in the section of each Fund's Prospectus entitled "Fund Price and Performance," the net asset value of shares of each Fund is computed once each day that the New York Stock Exchange is open as of the close of regular trading on that Exchange (generally 4:00 p.m., New York time) and applies to purchase and redemption orders received prior to that time. Net asset value per share is also computed on any other day on which there is a sufficient degree of trading in the securities held by a Fund that the current net asset value per share might be materially affected by changes in the value of the securities held, but only if on such day such Fund receives a request to purchase or redeem shares. Net asset value per share is not calculated on days the New York Stock Exchange is closed, such as federal holidays including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

      The net asset value per share of each Fund is calculated by dividing the value of all securities held by a Fund and its other assets (including dividends and interest accrued but not collected), less the Fund's liabilities (including accrued expenses), by the number of outstanding shares of that Fund. Securities traded on national securities exchanges, the NASDAQ National Market System, the NASDAQ Small Cap market and foreign markets are valued at their last sale prices on the exchanges or markets where such securities are primarily traded. Securities traded in the over-the-counter market for which last sale prices are not available, and listed securities for which no sales were reported on a particular date, are valued at their highest closing bid prices (or, for debt securities, yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities or other assets will be valued at their fair values as determined in good faith by the board of directors or pursuant to procedures adopted by the Company's board of directors. The above procedures may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional-size trading units of debt securities. Prior to utilizing a pricing service, the Company's board of directors reviews the methods used by such service to assure itself that securities will be valued at their fair values. The Company's board of directors also periodically monitors the methods used by such pricing services. Debt securities with remaining maturities of 60 days or less at the time of purchase normally are valued at amortized cost.

      The value of the securities held by the Funds and other assets used in computing net asset value generally are determined as of the time regular trading in such securities or assets is completed each day. Because regular trading in most foreign securities markets is completed simultaneously with, or prior to, the close of regular trading on the New York Stock Exchange, closing prices for foreign securities usually are available for purposes of computing a Fund's net asset value. However, in the event that the closing price of a foreign security is not available in time to calculate a Fund's net asset value on a particular day, the Company's board of directors has authorized the use of the market price for the security obtained from an approved pricing service at an established time during the day which may be prior to the close of regular trading in the security. The value of all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the spot rate of such currencies against U.S. dollars provided by an approved pricing service.

FUND PERFORMANCE

      As discussed in the section of the Funds' Prospectuses entitled "Fund Price and Performance," the Company advertises the total return performance of the Funds. Average annual total return performance for the Dynamics Fund for the one-, five-, and ten-year periods ended April 30, 1997, was (2.34%), 15.79% and 12.41%, respectively. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:      P = initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

      The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

      In conjunction with performance reports, comparative data between the Funds' performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

      In conjunction with performance reports and/or analyses of shareholder service for the Funds, comparative data between the Funds' performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. These sources utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the Capital Appreciation (Dynamics) ^, Growth and Income (Growth & Income ^ Fund) and Growth ([Aggressive Growth] Fund) mutual fund groupings, in addition to the broad-based Lipper general fund groupings. Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:


            American Association of Individual Investors' Journal
            Banxquote
            Barron's
            Business Week
            CDA Investment Technologies
            CNBC
            CNN
            Consumer Digest
            Financial Times
            Financial World
            Forbes
            Fortune
            Ibbotson Associates, Inc.
            Institutional Investor
            Investment Company Data, Inc.
            Investor's Business Daily
            Kiplinger's Personal Finance
            Lipper Analytical Services, Inc.'s Mutual Fund
              Performance Analysis
            Money
            Morningstar
            Mutual Fund Forecaster
            No-Load Analyst
            No-Load Fund X
            Personal Investor
            Smart Money
            The New York Times
            The No-Load Fund Investor
            U.S. News and World Report
            United Mutual Fund Selector
            USA Today
            The Wall Street Journal
            Wiesenberger Investment Companies Services
            Working Woman
            Worth

SERVICES PROVIDED BY THE FUNDS

      Periodic Withdrawal Plan. As described in the section of the Funds' Prospectuses entitled "How to Sell Shares," each Fund offers a Periodic Withdrawal Plan. All dividends and distributions on shares owned by shareholders participating in this Plan are reinvested in additional shares. Because withdrawal payments represent the proceeds from sales of shares, the amount of shareholders' investments in a Fund will be reduced to the extent that withdrawal payments exceed dividends and other distributions paid and reinvested. Any gain or loss on such redemptions must be reported for tax purposes. In each case, shares will be redeemed at the close of business on or about the 20th day of each month preceding payment and payments will be mailed within five business days thereafter.

      The Periodic Withdrawal Plan involves the use of principal and is not a guaranteed annuity. Payments under the Periodic Withdrawal Plan do not represent income or a return on investment.

      Participation in the Periodic Withdrawal Plan may be terminated at any time by directing a written request to IFG. Upon termination, all future dividends and capital gain distributions will be reinvested in additional shares unless the shareholder requests otherwise.

      Exchange Policy. As discussed in the section of the Funds' Prospectuses entitled "How to Buy Shares - Exchange Policy," each Fund offers shareholders the ability to exchange shares of a Fund for shares of certain other no-load mutual funds advised by IFG. Exchange requests may be made either by telephone or by written request to INVESCO Funds Group, Inc., using the telephone number or address on the cover of this Statement of Additional Information. Exchanges made by telephone must be in an amount of at least $250, if the exchange is being made into an existing account of one of the INVESCO funds. All exchanges that establish a new account must meet the fund's applicable minimum initial investment requirements. Written exchange requests into an existing account have no minimum requirements other than the fund's applicable minimum subsequent investment requirements. Any gain or loss realized on an exchange is recognized for federal income tax purposes. This policy is not an option or right to purchase securities and is not available in any state or other jurisdiction where the shares of the mutual fund into which transfer is to be made are not qualified for sale, or when the net asset value of the shares presented for exchange is less than the minimum dollar purchase required by the appropriate prospectus.

TAX-DEFERRED RETIREMENT PLANS

      As described in the section of the Funds' Prospectuses entitled "Fund Services," shares of a Fund may be purchased as the investment medium for various tax-deferred retirement plans. Persons who request information regarding these plans from IFG will be provided with prototype documents and other supporting information regarding the type of plan requested. Each of these plans involves a long-term commitment of assets and is subject to possible regulatory penalties for excess contributions, premature distributions or for insufficient distributions after age 70-1/2. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, the investor is urged to consult with an attorney or tax adviser prior to the establishment of such a plan.

^

HOW TO REDEEM SHARES

      Normally, payments for shares redeemed will be mailed within seven (7) days following receipt of the required documents as described in the section of the Funds' Prospectuses entitled "How to Sell Shares." The right of redemption may be suspended and payment postponed when: (a) the New York Stock Exchange is closed for other than customary weekends and holidays; (b) trading on that exchange is restricted; (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (d) the SEC by order so permits.

      It is possible that in the future conditions may exist which would, in the opinion of the Company's investment adviser, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the investment adviser may authorize payment to be made in portfolio securities or other property of the Fund. However, the Company is obligated under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder having a value up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are selected entirely by the investment adviser based on what is in the best interests of the Fund and its shareholders, and are valued at the value assigned to them in computing the Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of the securities.


DIVIDENDS, ^ CAPITAL GAINS DISTRIBUTIONS, AND TAXES

      Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Dynamics Fund so qualified in the fiscal year ended April 30, 1997, and ^ all three Funds intend to qualify during their current fiscal year. As a result, it is anticipated that neither Fund will pay federal income or excise taxes and ^ all three Funds will be accorded conduit or "pass through" treatment for federal income tax purposes.


      Dividends paid by each Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are, for federal income tax purposes, taxable as ordinary income to shareholders. After the end of each calendar year, each Fund sends shareholders information regarding the amount and character of dividends paid in the year.

      Distributions by each Fund of net capital gain (the excess of net long-term capital gain over net short term capital loss) are, for federal income tax purposes, taxable to the shareholder as long-term capital gains regardless of how long a shareholder has held shares of the Fund. The Taxpayer Relief
Act of 1997 (the "Tax Act"), enacted in August 1997, changed the taxation of long-term capital gains for individuals by applying different capital gains rates depending on the taxpayer's holding period and marginal rate of federal income tax. Long-term gains realized on the sale of securities held for more than one year but not for more than 18 months are taxable at a rate of 28%. This category of long-term gains is often referred to as "mid-term" gains but is technically termed "28% rate gains." Long-term gains realized on the sale of securities held for more than 18 months are taxable at a rate of 20%. At the end of each year, information regarding the tax status of dividends and other distributions is provided to shareholders. Shareholders should consult their tax advisers as to the effect of the Tax Act on distributions by the Fund of net capital gains.

      All dividends and other distributions are regarded as taxable to the investor, whether or not such dividends and distributions are reinvested in additional shares of the Fund or another fund in the INVESCO group. The net asset value of Fund shares reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If the net asset value of Fund shares were reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be, in effect, a return of invested capital. If shares are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

      IFG may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by IFG will be computed using the single-category average cost method, although neither IFG nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. If a shareholder has reported gains or losses for a Fund in past years, the shareholder must continue to use the method previously used, unless the shareholder applies to the IRS for permission to change the method.

      If a Fund's shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and net capital gains for the one-year period ending on April 30 of that year, plus certain other amounts.


      Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Foreign taxes withheld will be treated as an expense of the ^ Fund. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


      Each Fund may invest in the stock of "passive foreign investment companies" (PFICs"). A PFIC is a foreign corporation (other than a controlled foreign corporation) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      Each Portfolio may elect to "mark-to-market" its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over a Portfolio's adjusted tax basis therein as of the end of that year. Once the election has been made, a Portfolio also will be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the end of the year, but only to the extent of any net mark-to-market gains with respect to that PFIC stock included by a Portfolio for prior taxable years. A Portfolio's adjusted tax basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect that amounts of income included and deductions taken under the election.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      Shareholders should consult their own tax advisers regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

INVESTMENT PRACTICES


      Leverage. The Company's charter permits each Fund to borrow from banks up to 25% of the value of its net assets, excluding the proceeds of any such borrowing (subject to its investment restrictions), for the purpose of purchasing portfolio securities. This is a speculative technique commonly known as leverage. Since the Dynamics Fund's inception, leverage has never been employed, and it may not be employed by ^ any of the Funds without express authorization of the Company's board of directors. Such authorization is not presently contemplated. Should the leverage technique be employed at some future date, it would be employed with the expectation that portfolio gains attributable to the investment of borrowed monies will exceed the interest costs on such monies. If this expectation were not realized and the market value of securities so purchased declined, however, the impact of such market decline would be increased by the amount of interest paid on such borrowings.


      Portfolio Turnover. There are no fixed limitations regarding a Fund's portfolio turnover. Since the Dynamics Fund started business, the rate of portfolio turnover has fluctuated under constantly changing economic conditions and market circumstances. Portfolio turnover rates for the Dynamics Fund for the fiscal years ended April 30, 1997 and 1996 were 204% and 196%, respectively. Securities initially satisfying the basic policies and objectives of a Fund may be disposed of when they are no longer suitable. Brokerage costs to a Fund are commensurate with the rate of portfolio activity. In computing the portfolio turnover rate, all investments with maturities or expiration dates at the time of acquisition of one year or less are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year.

      Placement of Portfolio Brokerage. IFG, as the Funds' investment adviser, places orders for the purchase and sale of securities with brokers and dealers based upon IFG's evaluation of the financial responsibility of the brokers and dealers, and considering the brokers' and dealers' ability to effect transactions at the best available prices. IFG evaluates the overall reasonableness of brokerage commissions paid by reviewing the quality of executions obtained on the portfolio transactions of each Fund, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Funds are consistent with prevailing and reasonable commissions, IFG also endeavors to monitor brokerage industry practices with regard to the commissions charged by broker-dealers on transactions effected for other comparable institutional investors. While IFG seeks reasonably competitive rates, the Funds do not necessarily pay the lowest commission or spread available.

      Consistent with the standard of seeking to obtain the best execution on portfolio transactions, IFG may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to IFG in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by IFG in servicing all of its accounts and not all such services may be used by IFG in connection with the Funds.

      In recognition of the value of the above-described brokerage and research services provided by certain brokers, IFG, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of transactions for the Funds on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

      Portfolio transactions may be effected through qualified broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, the Company's adviser or sub-adviser may consider the sale of Fund shares by a broker or dealer in selecting among qualified broker-dealers.

      Certain financial institutions (including brokers who may sell shares of the Funds, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the brokers to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the financial institution or its affiliated broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made in the name of such NTF Program Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Program. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Company's Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. With respect to other NTF Programs, the Company's directors have authorized the Funds to pay transfer agency fees to IFG based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in the Funds. IFG, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. IFG itself pays the portion of the Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee. The Company's directors have further authorized IFG to place a portion of the Funds' brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if IFG reasonably believes that, in effecting the Funds' transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of the Funds may be credited by the NTF Program Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to the Funds, and second against any Rule 12b-1 fees used to pay a portion of the Services Fee, on a basis which has resulted from negotiations between IFG or IDI and the NTF Program Sponsor. Thus, the Funds pay sub-transfer agency or recordkeeping fees to the NTF Program Sponsor in payment of the Services Fee only to the extent that such fees are not offset by the Funds' credits. In the event that the transfer agency fee paid by the Funds to IFG with respect to investors who have beneficial interests in a particular NTF Program Sponsor's omnibus accounts in a Fund exceeds the Services Fee applicable to the Fund, after application of credits, IFG may carry forward the excess and apply it to future Services Fees payable to that NTF Program Sponsor with respect to a Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by IFG prior to each fiscal year-end of the Funds. The Company's board of directors has also authorized the Fund to pay to ^ IDI the full Rule 12b-1 fees contemplated by the Plan as payment for expenses incurred by ^ IDI in engaging in the activities and providing the services on behalf of the Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to pay ^ IDI for payments to such NTF Program Sponsor absent such credits.


      The aggregate dollar amount of brokerage commissions paid by the Company for the Dynamics Fund for the fiscal years ended April 30, 1997, 1996 and 1995, were $5,707,197, $3,891,234 and $1,742,196, respectively. For the fiscal year ended April 30, 1997, brokers providing research services received $2,699,291 in commissions on portfolio transactions effected for the Dynamics Fund. The aggregate dollar amount of such portfolio transactions was $1,591,210,810. Commissions of $1,200 were allocated to certain brokers in recognition of their sales of shares of the Dynamics Fund on portfolio transactions of such Fund effected during the fiscal year ended April 30, 1997.

      At April 30, 1997, the Dynamics Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

                                                            Value of Securities
  Broker or Dealer                                                at 4/30/97
  ----------------                                          -------------------
  Lehman Brothers Holdings                                          10,163
  Cigna Corp.                                                       27,292

     Neither the Growth & Income Fund nor the [Aggressive Growth] Fund paid any brokerage fees as of April 30, 1997, as those funds did not commence operations until June 30, 1998 and September --, 1998, respectively.


     IFG does not receive any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between IFG or any person affiliated with IFG or the Funds and any broker or dealer that executes transactions for the Funds.

ADDITIONAL INFORMATION


     Common Stock. The Company has ^ 400,000,000 authorized shares of common stock with a par value of $0.01 per share. Of the Company's authorized shares, ^ 200,000,000 shares have been allocated to ^ the Dynamics Fund, 100,000,000 shares have been allocated to the Growth & Income Fund and 100,000,000 shares have been allocated to the [Aggressive Growth] Fund. As of June 30, 1998, 83,603,826 shares of the Dynamics Fund were outstanding. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.


     Shares of each series represent the interests of the shareholders of such series in a particular portfolio of investments of the Company. Each series of the Company's shares is preferred over all other series with respect to the assets specifically allocated to that series, and all income, earnings, profits and proceeds from such assets, subject only to the rights of creditors, are allocated to shares of that series. The assets of each series are segregated on the books of account and are charged with the liabilities of that series and with a share of the Company's general liabilities. The board of directors determines those assets and liabilities deemed to be general assets or liabilities of the Company, and those items are allocated among series in a manner deemed by the board of directors to be fair and equitable. Generally, such allocation will be made based upon the relative total net assets of each series. In the unlikely event that a liability allocable to one series exceeds the assets belonging to the series, all or a portion of such liability may have to be borne by the holders of shares of the Company's other series.

     All Fund shares, regardless of series, have equal voting rights. Voting with respect to certain matters, such as ratification of independent accountants or election of directors, will be by all series of the Company. When not all series are affected by a matter to be voted upon, such as approval of an investment advisory contract or change in a Fund's investment policies, only shareholders of the series affected by the matter may be entitled to vote. Company shares have noncumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. After they have been elected by shareholders, the directors will continue to serve until their successors are elected and have qualified or they are removed from office, in either case by a shareholder vote, or until death, resignation or retirement. Directors may appoint their own successors, provided that always at least a majority of the directors have been elected by the Company's shareholders. It is the intention of the Company not to hold annual meetings of shareholders. The directors will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation, or at their discretion.


  Principal Shareholders. As of ^ June 30, 1998, the following ^ entities held more than 5% of each of the Funds' outstanding equity securities.


                                    Amount and Nature      Class and Percent
Name and Address                      of Ownership             of Class
----------------                    -----------------      -----------------

Dynamics Fund
-------------
Charles Schwab & Co. Inc.            ^ 11,904,907.6790           14.23%
Special Custody Account
For The Exclusive Benefit
of Customers
Attn: Mutual Funds

101 Montgomery St.
San Francisco, CA 94104


Growth & Income Fund
--------------------
INVESCO Funds Group Inc                    25,000.0000           17.90%
Attn: Sheila Wendland
P O Box 173706
Denver, CO 80217-3706

INVESCO Trust Co Cust                      14,459.1250           10.35%
William J. Zechiel
IRA Plan 05/19/87
8001 DeVries Lane
LaPalma, CA 90623-2031

William J. Galvin, Jr.                     10,000.0000            7.16%
9485 Princeton Circle
Highlands Ranch, CO 80126-4160

Nancy M. Hutchins                           8,292.0490            5.94%
-TOD Richard M. Hutchins
2618 Inwood Briar
San Antonio, TX 78248-1918

[Aggressive Growth] Fund
------------------------
N/A

     Independent Accountants. ^ PricewaterhouseCoopers LLP, 950 Seventeenth Street, Denver, Colorado, has been selected as the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Company.

     Custodian. State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, has been designated as custodian of the cash and investment securities of the Company. The bank is also responsible for, among other things, receipt and delivery of the investment securities of the Company's Funds in accordance with procedures and conditions specified in the custody agreement. Under the contract with the Company, the custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Company to be held outside the United States in branches of U.S. Banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

     Transfer Agent. The Company is provided with transfer agent, registrar, and dividend disbursing agent services by INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, pursuant to the Transfer Agency Agreement described herein. Such services include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

     Reports to Shareholders. The Company's fiscal year ends on April 30. The Company distributes reports at least semiannually to its shareholders. Financial statements regarding the Company, audited by the independent accountants, are sent to shareholders annually.

     Legal Counsel. The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.


     Financial Statements. The audited financial statements of the ^ Company and the notes thereto for the fiscal year ended April 30, 1997, and the report of ^ PricewaterhouseCoopers LLP with respect to such financial statements, are incorporated herein by reference from the Company's Annual Report to Shareholders for the fiscal year ended April 30, 1997: Statement of Investment Securities as of April 30, 1997; Statement of Assets and Liabilities as of April 30, 1997; Statement of Operations for the year ended April 30, 1997; Statement of Changes in Net Assets for each of the two years in the period ended April 30, 1997; and Financial Highlights for each of the five years in the period ended April 30, 1997.

     ^ Prospectuses. The Company will furnish, without charge, a copy of any Fund's Prospectus upon request. Such requests should be made to the Company at the mailing address or telephone number set forth on the first page of this Statement of Additional Information.


     Registration Statement. This Statement of Additional Information and the related Prospectuses do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete
Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

                                                                     APPENDIX A

                  DESCRIPTION OF FUTURES AND OPTIONS CONTRACTS

                   (Dynamics and Growth & Income Funds Only)


Options on Securities

      An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

      Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation ("OCC") guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

      An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that a Fund would have to exercise the option in order to realize any profit. This would result in the Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

      Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transac tions or both; (iii) trading halts, suspensions or other restric tions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

      In addition, options on securities may be traded over-the-counter ("OTC") through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institu tions which have entered into direct agreements with the Company on behalf of a Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC.

If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts

      A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to market."

      A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

     Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

Options on Futures Contracts

      An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                            PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            (a)   Financial Statements:
                                                                         Page in
                                                                      Prospectus
                  (1)   Financial statements and schedules
                        included in Prospectus (Part A):

                        None.


                                                                         Page in
                                                                       Statement
                                                                        of Addi-
                                                                      tional In-
                                                                       formation


                  (2)   The following audited financial
                        statements of the Company and the
                        notes thereto with respect to the
                        Dynamics Fund for the fiscal year
                        ended April 30, 1997, and the report
                        of Price Waterhouse LLP with respect
                        to such financial statements, are
                        incorporated in the Statement of
                        Additional Information by reference
                        from the Company's Annual Report to
                        Shareholders for the fiscal year
                        ended April 30, 1997; Statement of
                        Investment Securities as of April
                        30, 1997; Statement of Assets and
                        Liabilities as of April 30, 1997;
                        Statement of Operations for the year
                        ended April 30, 1997; Statement of
                        Changes in Net Assets for each of
                        the two years in the period ended
                        April 30, 1997; and Financial
                        Highlights for each of the five
                        years in the period ended April 30,
                        1997.

                  (3)   Financial statements and schedules
                        included in Part C:

                        None: Schedules have been
                         omitted as all information has
                         been presented in the financial
                                   statements.

            (b)   Exhibits:


                  (1)   Articles of Incorporation (Charter)
                        filed April 2, ^ 1993.(2)

                        (a) Articles of Amendment to
                        Articles of Incorporation filed
                        June 26, ^ 1997.(3)

                        (b) Articles Supplementary to
                        Articles of Incorporation filed May 18, 1998.

                       (c) Form of Articles Supplementary
                       to Articles of Incorporation.

                  (2)   Bylaws, as amended July 21, ^ 1993.(2)

                  (3)   Not applicable.

                  (4)   Not required to be filed on EDGAR.

                  (5)   (a)   Investment Advisory Agreement
                        between Registrant and INVESCO Funds
                        Group, Inc. dated February 28, ^
                        1997.(3)

                              (i) ^ Amendment to Investment
                              Advisory Agreement, dated ^
                              June 30, 1998.

                              (ii) Amendment to Investment
                              Advisory Agreement dated ----------, 1998.

                  (6)   Distribution Agreement between
                        Registrant and INVESCO Funds Group,
                        Inc. dated February 28, ^ 1997.(3)

                        (b)   Distribution Agreement, dated
                        September 30, 1997, between
                        Registrant and INVESCO Distributors,
                        ^ Inc.(4)

                  (7)   Defined Benefit Deferred
                        Compensation Plan for Non-Interested
                        Directors and ^ Trustees.

                  (8)   Custody Agreement between Registrant
                        and State Street Bank and Trust
                        Company dated July 1, ^ 1993.(1)

                        (a)   Amendment to Custody Agreement
                        dated October 25, ^ 1995.(3)

                        (b)   Data Access ^ Addendum.(4)

                        (c)   Additional Fund Letter dated
                        April 15, ^ 1998.(4)

                        (d)   Form of Additional Fund Letter
                            dated -----------, 1998.

                  (9)   (a)   Transfer Agency Agreement
                        between Registrant and INVESCO
                        Funds Group, Inc. dated
                        February 28, ^ 1997.(3)

                        (b)   Administrative Services Agreement
                        between Registrant and INVESCO Funds Group, Inc., dated February 28, ^ 1997.(3)

                  (10)  Opinion and consent of counsel as
                        to the legality of the
                        securities  being  registered,
                        indicating  whether they
                        will, when sold, be legally issued,
                        fully paid and non-^assessable.(4)


                  (11)  Consent of Independent Accountants.

                  (12)  Not applicable.

                  (13)  Not applicable.

                  (14)  Copies of model plans used in the
                        establishment of retirement plans as
                        follows:


                        (a)   Non-standardized Profit Sharing
                              Plan;

                        (b)   Non-standardized Money Purchase
                              Pension Plan;

                        (c)   Standardized Profit Sharing
                              Plan Adoption Agreement;

                        (d)   Standardized Money Purchase
                              Pension Plan;

                        (e)   Non-standardized 401(k) Plan
                              Adoption Agreement;

                        (f)   Standardized 401(k) Paired
                              Profit Sharing Plan;

                        (g)   Standardized Simplified Profit
                              Sharing Plan;

                        ^(h) Defined Contribution Master
                            Plan & Trust Agreement^.


                  (15)  Amended Plan and Agreement of
                        Distribution dated January
                        1,  1997,  adopted  pursuant
                        to Rule  12b-1  under  the
                        Investment Company Act of 1940.(3)


                  (16)  Schedule for computation of
                        performance ^ data.(3)


                  (17)  Financial Data Schedule for INVESCO
                        Dynamics Fund.

                  (18) Not  Applicable.

---------------
(1)Previously filed on EDGAR with Post-Effective Amendment No. 44 to the Registration Statement on June 22, 1993 and incorporated herein by reference.

(2)Previously filed on EDGAR with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996 and incorporated herein by reference.

(3)Previously filed on EDGAR with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997 and incorporated herein by reference.


(4)Previously filed on EDGAR with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998 and incorporated herein by reference.



Item 25.    Persons Controlled by or Under Common Control with
            Registrant

            No person is presently controlled by or under common control with Registrant.

Item 26.    Number of Holders of Securities


        Title of Class                                      Number of Record
        --------------
        Common Stock                                        Holders as of
                                                           ^ June 30, 1998
                                                            ----------------
        Dynamics Fund                                          ^ 48,065
        Growth & Income Fund                                         83
        [Aggressive Growth] Fund                                      0


Item 27.Indemnification

        Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also intends to maintain liability insurance policies covering its directors and officers.

Item 28. Business and Other Connections of Investment Adviser


        See ^ "The Company and Its Management^" in the Prospectus and Statement of Additional Information for information regarding the business of the investment adviser^, IFG.

        Following are the names and principal occupations of each director and officer of the investment adviser, IFG. Certain of these persons hold positions with IDI, a subsidiary of IFG, and, during the past two fiscal years, have held positions with INVESCO Trust Company, another subsidiary of IFG.

                                   Position
                                     with       Principal Occupation and
             Name                  Adviser        Company Affiliation
             ----                  ---------    ------------------------
Dan J. Hesser                  Chairman         Chairman
                               and              INVESCO Funds Group, Inc.
                               Director         7800 East Union Avenue
                                                Denver, CO 80237
Mark H. Williamson             Officer &        President & Chief
                               Director         Executive Officer
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
William J. Galvin, Jr.         Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Ronald L. Grooms               Officer          Senior Vice President &
                                                Treasurer
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Gregory E. Hyde                Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Daniel B. Leonard              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Charles P. Mayer               Officer &        Senior Vice President
                               Director         INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Timothy J. Miller              Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Donovan J. (Jerry) Paul        Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

                                   Position
                                     with       Principal Occupation and
             Name                  Adviser         Company Affiliation
             ----                  --------     ------------------------
Glen A. Payne                  Officer          Senior Vice President,
                                                Secretary & General
                                                Counsel
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
John R. Schroer, II            Officer          Senior Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Ingeborg S. Cosby              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Elroy E. Frye, Jr.             Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Linda J. Gieger                Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
James S. Grabovac              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Mark D. Greenberg              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Gerard F. Hallaren, Jr.        Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Richard R. Hinderlie           Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

                                  Position
                                    with        Principal Occupation and
             Name                  Adviser         Company Affiliation
             ----                 --------      -------------------------
Thomas M. Hurley               Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Patricia F. Johnston           Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
James F. Lummanick             Officer          Vice President &
                                                Assistant General Counsel
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Thomas A. Mantone, Jr.         Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Trent E. May                   Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Frederick R. (Fritz)           Officer          Vice President
Meyer                                           INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Jeffrey G. Morris              Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Laura M. Parsons               Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Pamela J. Piro                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237

                                   Position
                                    with        Principal Occupation and
             Name                  Adviser          Company Affiliation
             ----                  --------     ------------------------
Gary L. Rulh                   Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
John S. Segner                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Terry B. Smith                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Alan I. Watson                 Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Judy P. Wiese                  Officer          Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO  80237
Ronald C. Lively               Officer          Senior Regional Vice
                                                President
                                                INVESCO Funds Group, Inc.
                                                17406 Brown Road
                                                Odessa, FL 33556
Scott E. Stapley               Officer          Senior Regional Vice
                                                President
                                                INVESCO Funds Group, Inc.
                                                1615 Arch Bay Drive
                                                Newport Beach, CA 92660
David B. McElroy               Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Ryland K. Pruett, Jr.          Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                2337 Mirow Place
                                                Charlotte, NC 28270

                                  Position
                                    with        Principal Occupation and
             Name                  Adviser         Company Affiliation
             ----                 --------      -------------------------
Thomas H. Scanlan              Officer          Regional Vice President
                                                INVESCO Funds Group, Inc.
                                                12028 Edgepark Court
                                                Potomac, MD 20854
Michael D. Legoski             Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Stephen A. Moran               Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Donald R. Paddack              Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Kent T. Schmeckpeper           Office           Assistant Vice President
                                                Account Relationship
                                                Manager
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Tane' T. Tyler                 Officer          Assistant Vice President
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Jeraldine E. Kraus             Officer          Assistant Secretary
                                                INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, CO 80237
Robert J. O'Connor             Officer          Chief Executive Officer
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361
Scott P. Brogan                Officer          Senior Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361

                                   Position
                                    with         Principal Occupation and
             Name                  Adviser          Company Affiliation
             ----                  --------      ------------------------
Mark A. Cox                    Officer          Senior Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361
Joseph B. Jennings             Officer          Senior Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361
Mark A. Jones                  Officer          Senior Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361
Barbara L. March               Officer          Senior Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361
Robert D. (Toby)               Officer          Regional Vice President
Cromwell                                        INVESCO Retirement Plan
                                                Services
                                                7800 East Union Avenue
                                                Denver, CO 80237
Leo W. Cullen                  Officer          Regional Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                101 Federal Street
                                                Boston, MA 02110
Douglas P. Dohm                Officer          Regional Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361
Rayane S. Clark                Officer          Vice President
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361

                                  Position
                                    with        Principal Occupation and
             Name                  Adviser          Company Affiliation
             ----                 --------      -------------------------
Frederick W. Braley            Officer          Chief Financial Officer &
                                                Treasurer
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361
Robert E. Starr                Officer          Secretary & General
                                                Counsel
                                                INVESCO Retirement Plan
                                                Services
                                                1201 Peachtree Street, NE
                                                Atlanta, GA 30361


Item 29.   Principal Underwriters

           INVESCO Diversified Funds, Inc.
           INVESCO Emerging Opportunity Funds, Inc.
           INVESCO Growth Fund, Inc.
           INVESCO Income Funds, Inc.
           INVESCO Industrial Income Fund, Inc.
           INVESCO International Funds, Inc.
           INVESCO Money Market Funds, Inc.
           INVESCO Multiple Asset Funds, Inc.
           INVESCO Specialty Funds, Inc.
           INVESCO Strategic Portfolios, Inc.
           INVESCO Tax-Free Income Funds, Inc.
           INVESCO Value Trust
           INVESCO Variable Investment Funds, Inc.

        (b)
                                      Positions and            Positions and
Name and Principal                    Offices with             Offices with
Business Address                      Underwriter              Registrant
------------------                    -------------            -------------
William J. Galvin, Jr.                Senior Vice              Assistant
7800 E. Union Avenue                  President                Secretary
Denver, CO  80237

Ronald L. Grooms                      Senior Vice              Treasurer,
7800 E. Union Avenue                  President &              Chief Fin'l
Denver, CO  80237                     Treasurer                Officer, and
                                      Chief Acctg.
                                      Off.

Hubert L. Harris, Jr.                                          Director
1315 Peachtree St., N.E.
Atlanta, GA 30309

Dan J. Hesser                         Chairman of              President,
7800 E. Union Avenue                  the Board &              CEO & Dir.
Denver, CO  80237                     Director

Gregory E. Hyde                       Vice President
7800 E. Union Avenue
Denver, CO 80237

Charles P. Mayer                      Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                         Senior Vice              Secretary
7800 E. Union Avenue                  President,
Denver, CO  80237                     Secretary &
  General Counsel

Judy P. Wiese                         Vice President           Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson                    President,
7800 E. Union Avenue                  Chief Executive
Denver, CO 80237                      Officer &
  Director

            (c)   Not applicable.

Item 30.    Location of Accounts and Records

            Dan J. Hesser
            7800 E. Union Avenue
            Denver, CO  80237

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (b) ^ If required, the Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements for INVESCO ^ [Aggressive Growth] Fund withing four to six months from the effective date of Post-Effective Amendment No. 48.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^ 10th day of ^ July, 1998.


Attest:                                   INVESCO Capital Appreciation
                                          Funds, Inc.

/s/ Glen A. Payne                         /s/ Dan J. Hesser
------------------------------------      ------------------------------------
Glen A. Payne, Secretary                  Dan J. Hesser, President


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^ 10th day of ^ July, 1998.


/s/ Dan J. Hesser                         /s/ Lawrence H. Budner
------------------------------------      ------------------------------------
Dan J. Hesser, President &                Lawrence H. Budner, Director
Director, (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Ronald L. Grooms, Treasurer               Daniel D. Chabris, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ Larry Soll
------------------------------------      ------------------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Hubert L. Harris, Jr.                 /s/ Kenneth T. King
------------------------------------      ------------------------------------
Hubert L. Harris, Jr., Director           Kenneth T. King, Director

/s/ Charles W. Brady                      /s/ John W. McIntyre
------------------------------------      ------------------------------------
Charles W. Brady, Director                John W. McIntyre, Director

/s/ Wendy L. Gramm
------------------------------------
Wendy L. Gramm, Director

                                                /s/ Glen A. Payne
By*---------------------------------      By*---------------------------------

      Edward F. O'Keefe                         Glen A. Payne
      Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of Drs. Gramm and Soll) have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994, June 22, 1995 and June 30, 1997, respectively.

                                  Exhibit Index

                                                              Page in
Exhibit Number                                        Registration Statement
--------------                                        ----------------------

  ^ 1(b)                                                         109
  1(c)                                                           111
  5(a)(i)                                                        113
  5(a)(ii)                                                       114
  7                                                              115
  8(d)                                                           122
  11                                                             123
  14(a)                                                          124
  14(b)                                                          162
  14(c)                                                          198
  14(d)                                                          231
  14(e)                                                          261
  14(f)                                                          315
  14(g)                                                          358
  14(h)                                                          367
  17                                                             470